UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4503

AQUILA MUNICIPAL TRUST

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/18

Date of reporting period: 9/30/18

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2018

Please Save the Date for Your 2019 Shareholder Meeting

Wednesday, April 17, 2019

The Olmstead, Louisville

Details will be available on our website:

www.aquilafunds.com

You may also contact your financial professional.

ii | Aquila Churchill Tax-Free Fund of Kentucky

Aquila Churchill Tax-Free Fund of Kentucky “Proper Asset Allocation –A Strategy For All Seasons” Serving Kentucky investors since 1987

November, 2018

Dear Fellow Shareholder:

     Financial news, and the often resulting market volatility, can cause even the most seasoned investor to ask, “What should I do now?”

     We believe you will generally be in a better position to weather changing economic situations, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs? And, have you periodically revisited your portfolio structure to make sure that your allocation remains in line with your investment goals, given changing market conditions and changes in your personal circumstances, including current risk tolerance?

     Asset allocation is an investment  strategy that strives to balance risk and reward by  diversifying assets according to your specific needs. In developing this strategy, your considerations should include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family would like to achieve).

     Since the three main asset classes - equities, fixed-income, and cash/cash equivalents -have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

     Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

     The way you allocate your investment portfolio among stocks, bonds, and cash/cash equivalents will be the principal determinants of your investment results – secondary to your selection of individual securities.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on changing needs, not on headlines.

     A properly constructed portfolio based on sound asset allocation may generally help you weather all seasons.

Sincerely,

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (4.5%)	and Fitch	Value

	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$335,607
	Lexington-Fayette Urban County,
	Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,793,680
570,000	4.000%, 08/01/21 Series B	Aa2/AA/NR	599,919
	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	407,188
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	871,965
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	899,133
	Warren County, Kentucky
615,000	4.000%, 06/01/25	Aa2/NR/NR	642,337
635,000	4.000%, 06/01/26	Aa2/NR/NR	661,886
660,000	4.000%, 06/01/27	Aa2/NR/NR	686,037
	Total General Obligation Bonds		8,897,752

	Revenue Bonds (91.3%)
	State Agency (25.1%)
	Kentucky Asset & Liability Commission
	Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,050,830
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,244,920
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,248,660
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,138,740
	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	355,604
205,000	4.250%, 08/01/19 NPFG Insured	Baa2/A+/NR	205,287
210,000	4.250%, 08/01/20 NPFG Insured	Baa2/A+/NR	210,302
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+/NR	200,336
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+/NR	240,418
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+/NR	255,434
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+/NR	287,277
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+/NR	245,417
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+/NR	315,539

1 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	State Agency (continued)
	Kentucky Rural Water Finance Corp.
	(continued)
$375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	$383,198
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	310,978
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	452,178
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	466,173
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	480,066
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	503,524
	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,378,340
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,798,080
	Kentucky State Property and Buildings
	Commission
1,000,000	5.000%, 10/01/25	A1/A-/A+	1,107,830
625,000	4.000%, 04/01/26 Project 105	A2/A-/A+	653,256
655,000	4.000%, 04/01/27 Project 105	A2/A-/A+	681,528
1,500,000	5.000%, 10/01/29 Project 106	A1/A-/A+	1,649,220
770,000	5.000%, 08/01/23 Project 108	A1/A-/A+	851,882
3,000,000	5.000%, 08/01/33 Project 108	A1/A-/A+	3,315,270
5,000,000	5.000%, 08/01/32 Project 110	A1/A-/A+	5,535,150
2,040,000	5.000%, 11/01/27 Project 112	A1/A-/A+	2,310,463
1,425,000	5.000%, 11/01/28 Project 112	A1/A-/A+	1,605,248
2,500,000	5.000%, 02/01/31 Project 112	A1/A-/A+	2,759,200
895,000	3.000%, 04/01/22 Project 113	A2/A-/A+	908,094
1,055,000	2.500%, 10/01/21 Project 114	Aa3/A-/A+	1,058,028
1,510,000	3.000%, 10/01/22 Project 114	Aa3/A-/A+	1,539,128
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A-/A+	1,449,448
1,000,000	5.000%, 04/01/23 Project 115	A1/A-/A+	1,101,240
1,000,000	5.000%, 04/01/29 Project 115	A1/A-/A+	1,119,570
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,237,940
500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	547,785
1,490,000	5.000%, 05/01/24 Project 119	A1/A-/A+	1,658,236
1,015,000	5.000%, 05/01/25 Project 119	A1/A-/A+	1,139,246

2 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	State Agency (continued)
	Kentucky State Property and Buildings
	Commission (continued)
$320,000	5.250%, 02/01/28 AGC Insured	NR/AA/NR	$323,427
340,000	5.000%, 02/01/29 AGC Insured	NR/AA/NR	343,308
	Total State Agency		49,665,798

	Airports (7.1%)
	Lexington-Fayette Urban County
	Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,683,319
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	432,860
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,460,403
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	811,058
260,000	5.000%, 07/01/29 2016 Series B AMT	Aa2/AA/NR	276,645
275,000	5.000%, 07/01/30 2016 Series B AMT	Aa2/AA/NR	292,454
300,000	5.000%, 07/01/32 2016 Series B AMT	Aa2/AA/NR	318,714
330,000	5.000%, 07/01/34 2016 Series B AMT	Aa2/AA/NR	350,315
365,000	5.000%, 07/01/36 2016 Series B AMT	Aa2/AA/NR	387,269
	Louisville, Kentucky Regional Airport
	Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,286,543
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,555,803
2,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	3,166,435
	Total Airports		14,021,818

	Higher Education (10.0%)
	Boyle County, Kentucky College
	Refunding & Improvement
2,050,000	5.000%, 06/01/28	A3/A/NR	2,327,201
1,000,000	5.000%, 06/01/29	A3/A/NR	1,127,960
	Eastern Kentucky University General
	Receipts
1,250,000	4.000%, 10/01/27	A1/A-/NR	1,290,287
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,391,634
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	927,455

3 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Kentucky Bond Development
	Corp. Industrial Building
	Revenue Refunding, City of Paris
	(Transylvania University Project)
$380,000	3.000%, 03/01/20 Series D	NR/A-/NR	$383,887
390,000	3.000%, 03/01/21 Series D	NR/A-/NR	394,992
400,000	3.000%, 03/01/22 Series D	NR/A-/NR	404,464
	Lexington-Fayette, Kentucky Urban
	County Government (Transylvania
	University Project)
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,440,137
	Louisville & Jefferson County,
	Kentucky Metropolitan Government
	College Improvement (Bellarmine
	University Project)
2,270,000	5.000%, 05/01/33	Baa3/NR/NR	2,450,533
	Morehead State University, Kentucky
	General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,109,790
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,037,080
	Murray State University Project,
	Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	1,976,244
	Northern Kentucky University General
	Receipts
1,095,000	4.000%, 09/01/21 Series B	A1/NR/NR	1,146,837
1,190,000	4.000%, 09/01/22 Series B	A1/NR/NR	1,261,162
	University of Louisville, Kentucky
	General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	A3/A+/NR	1,070,980
	Total Higher Education		19,740,643

	Hospital (14.0%)
	City of Ashland, Kentucky, Medical
	Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa2/BBB-/BBB-	2,057,000
2,535,000	5.000%, 02/01/23 Series B	Baa2/BBB-/BBB-	2,605,574
805,000	4.000%, 02/01/32 Series 2016A	Baa2/BBB-/BBB-	809,033
1,035,000	4.000%, 02/01/36 Series 2016A	Baa2/BBB-/BBB-	1,022,207

4 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Hardin County, Kentucky, Hardin
	Memorial Hospital
$735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	$820,458
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	770,870
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	562,185
	Kentucky Economic Development
	Finance Authority, Kings Daughter
	Medical Center
1,000,000	5.000%, 02/01/30	Baa2/BBB-/BBB-	1,022,430
	Louisville & Jefferson County,
	Kentucky Metropolitan Government
	Health System, Norton Healthcare,
	Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A-/A+	2,978,263
3,500,000	5.000%, 10/01/31 Series A	NR/A-/A+	3,915,240
	Louisville & Jefferson County, Kentucky
	Metropolitan Government,
	Louisville Medical Center, Laundry
	Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	732,586
	Louisville & Jefferson County, Kentucky
	Metropolitan Government,
	Louisville Medical Center, Steam &
	Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	959,249
	Russell, Kentucky Bon Secours Health
	System
3,100,000	5.000%, 11/01/26 Series 2013	A2/A/A	3,389,974
	Warren County, Kentucky, Warren
	County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,421,307
680,000	4.000%, 10/01/29	NR/A+/NR	700,257
	Total Hospital		27,766,633

	Housing (0.6%)
	Kentucky Housing Multifamily
	Mortgage Revenue
1,230,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,231,673

5 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (7.0%)
	Boyd County, Kentucky Capital
	Projects Corp., Revenue Refunding,
	First Mortgage, Court Facilities
	Project
$655,000	3.000%, 08/01/21	A1/NR/NR	$666,764
	Jefferson County, Kentucky Capital
	Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	A1/NR/AA+	1,577,977
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,953,880
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,643,050
2,060,000	4.375%, 06/01/26 Series A AGMC
	Insured	A1/NR/AA+	2,063,955
1,070,000	4.375%, 06/01/27 Series A AGMC
	Insured	A1/NR/AA+	1,072,044
	Kentucky Association of Counties
	Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	537,511
100,000	5.375%, 02/01/27 Series A	NR/AA-/NR	107,550
100,000	5.375%, 02/01/28 Series A	NR/AA-/NR	107,550
100,000	4.250%, 02/01/24 Series A
	Unrefunded Balance	NR/AA-/NR	103,546
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	320,402
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	367,927
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	385,410
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	413,085
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	439,397
	Kentucky Bond Corp. Financing
	Program
915,000	5.125%, 02/01/28	NR/AA-/NR	979,553
	River City Parking Authority of River City,
	Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA/NR	1,084,210
	Total Local Public Property		13,823,811

	School Building (12.8%)
	Caldwell County, Kentucky School
	District Finance Corp.
530,000	4.250%, 04/01/30	A1/NR/NR	550,749

6 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	School Building (continued)
	Campbell County, Kentucky School
	District Finance Corp.
$340,000	3.500%, 08/01/22	A1/NR/NR	$349,697
	Fayette County, Kentucky School
	District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,348,330
1,000,000	5.000%, 10/01/27 Series A	Aa3/AA-/NR	1,117,750
750,000	4.250%, 06/01/29 Series A	Aa3/AA-/NR	781,822
	Franklin County, Kentucky School
	District Finance Corp.
1,560,000	4.000%, 06/01/29	A1/NR/NR	1,609,858
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,214,109
	Jefferson County, Kentucky School
	District Finance Corp.
1,000,000	3.000%, 07/01/22 Series A	Aa3/AA-/NR	1,022,800
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	903,951
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,140,199
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,215,480
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,719,744
	Logan County, Kentucky School
	District Finance Corp., Energy
	Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	594,584
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	633,487
	Shelby County, Kentucky School District
	Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,419,616
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,585,326
	Total School Building		25,207,502

	Student Loan (1.9%)
	Kentucky Higher Education Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/A/A	1,535,558
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	434,204
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	659,592
235,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	236,382
810,000	3.000%, 06/01/29 Senior Series A AMT	NR/A/A	806,209
	Total Student Loan		3,671,945

7 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Turnpike/Highway (8.2%)
	Kentucky State Turnpike Authority
$5,000,000	5.000%, 07/01/29 Series A	Aa3/A-/A+	$5,438,700
4,030,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	4,547,694
1,000,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	1,086,990
1,715,000	5.000%, 07/01/31 Series B	Aa3/A-/NR	1,934,040
2,925,000	5.000%, 07/01/33 Series B	Aa3/A-/NR	3,279,335
	Total Turnpike/Highway		16,286,759

	Utilities (4.6%)
	Campbell & Kenton Counties,
	Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa3/AA/NR	2,418,632
	Kentucky State Municipal Power
	Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,050,250
	Louisville & Jefferson County,
	Kentucky Metropolitan Sewer
	District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	539,460
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,060,966
	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,080,050
	Owensboro, Kentucky Electric, Light
	and Power
1,805,000	5.000%, 01/01/26 AGMC Insured
	Series B	A2/AA/NR	1,862,706
	Total Utilities		9,012,064
	Total Revenue Bonds		180,428,646

8 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-RefundedObligationBonds (2.4%)††	and Fitch	Value

	Pre-Refunded Revenue Bonds (2.4%)
	State Agency (0.1%)
	Kentucky State Property and Buildings
	Commission
$170,000	5.375%, 11/01/23	A1/A-/NR	$170,491
85,000	5.500%, 11/01/28	A1/A-/NR	85,254
	Total State Agency		255,745

	Hospital (1.0%)
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Revenue,
	Catholic Health Initiatives
1,715,000	5.000%, 12/01/35	NR/NR/NR*	1,887,546

	Local Public Property (0.3%)
	Kentucky Association of Counties
	Finance Corp. Financing Program
215,000	5.375%, 02/01/27 Series A	NR/NR/NR*	231,233
230,000	5.375%, 02/01/28 Series A	NR/NR/NR*	247,365
	Total Local Public Property		478,598

	Turnpike/Highway (0.5%)
	Kentucky State Turnpike Authority
1,000,000	5.000%, 07/01/25	Aa3/A-/A+	1,022,340

	Utilities (0.5%)
	Owensboro, Kentucky Electric, Light
	and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,037,750
	Total Pre-Refunded Revenue Bonds		4,681,979
	Total Pre-Refunded Bonds		4,681,979
	Total Municipal Bonds (cost $193,638,243)		194,008,377

9 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
		Moody's, S&P
Shares	Short-Term Investment (0.8%)	and Fitch	Value

	Dreyfus Treasury & Agency Cash
	Management - Institutional Shares,
1,516,929	1.96%** (cost $1,516,929)	Aaa-mf/AAAm/NR	$1,516,929
	Total Investments
	(cost $195,155,172-note 4)	99.0%	195,525,306
	Other assets less liabilities	1.0	2,020,156
	Net Assets	100.0%	$197,545,462

Percentage of
Portfolio Distribution By Quality Rating	Investments†
Pre-refunded bonds††	2.4%
Aa of Moody's or AA of S&P or Fitch	41.9
A of Moody's or S&P or Fitch	49.1
Baa of Moody's or BBB of S&P	6.0
Not Rated*	0.6
100.0%

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

10 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSROs. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed inescrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

11 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018 (unaudited)

ASSETS
Investments at value (cost $195,155,172)	$195,525,306
Interest recievable	2,429,772
Receivable for Fund Shares sold	61,348
Other assets	15,689
Total assets	198,032,115

LIABILITIES
Payable for fund shares redeemed	283,405
Dividends payable	99,626
Management fee payable	65,511
Distribution and service fees payable	1,309
Accrued expenses payable	36,802
Total liabilities	486,653

NET ASSETS .	$197,545,462
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$189,954
Additional paid-in capital	196,586,906
Net unrealized appreciation on investments (note 4)	370,134
Accumulated net realized gain on investments	327,840
Undistributed net investment income	70,628
	$197,545,462
CLASS A
Net Assets	$149,605,578
Capital shares outstanding	14,386,452
Net asset value and redemption price per share	$10.40
Maximum offering price per share (100/96 of $10.40)	$10.83
CLASS C
Net Assets	$7,887,847
Capital shares outstanding	758,902
Net asset value and offering price per share	$10.39
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.39	*
CLASS I
Net Assets	$6,556,866
Capital shares outstanding	630,788
Net asset value, offering and redemption price per share	$10.39
CLASS Y
Net Assets	$33,495,171
Capital shares outstanding	3,219,269
Net asset value, offering and redemption price per share	$10.40

See accompanying notes to financial statements.

12 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER, 30, 2018 (unaudited)

Investment Income
Interest income		$3,270,621
Expenses
Management fee (note 3)	$420,071
Distribution and service fee (note 3)	162,834
Legal fees	51,220
Transfer and shareholder servicing agent fees (note 3)	49,667
Trustees’ fees and expenses (note 7)	38,356
Fund accounting fees	21,793
Shareholders’ reports	16,061
Registration fees and dues	14,920
Auditing and tax fees	10,910
Chief compliance officer services (note 3)	5,572
Custodian fees	5,312
Insurance	4,864
Miscellaneous	30,858
Total expenses		832,438
Net investment income		2,438,183

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities
transactions	34,867
Change in unrealized appreciation on
investments	(1,546,804)

Net realized and unrealized gain (loss)
on investments		(1,511,937)
Net change in net assets resulting from operations		$926,246

See accompanying notes to financial statements.

13 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(unaudited)	March 31, 2018
OPERATIONS:
Net investment income	$2,438,183	$5,990,401
Realized gain (loss) from securities transactions	34,867	321,862
Change in unrealized appreciation on
investments	(1,546,804)	(1,436,966)
Change in net assets resulting from operations	926,246	4,875,297

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(1,816,148)	(4,384,286)
Net realized gain on investments	—	(104,842)

Class C Shares:
Net investment income	(63,639)	(153,215)
Net realized gain on investments	—	(6,009)

Class I Shares:
Net investment income	(79,158)	(186,457)
Net realized gain on investments	—	(4,557)

Class Y Shares:
Net investment income	(476,389)	(1,258,038)
Net realized gain on investments	—	(28,264)
Change in net assets from distributions	(2,435,334)	(6,125,668)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	5,276,549	16,092,109
Reinvested dividends and distributions	1,739,774	4,113,013
Cost of shares redeemed	(28,202,078)	(52,039,775)
Change in net assets from capital share
transactions	(21,185,755)	(31,834,653)

Change in net assets	(22,694,843)	(33,085,024)

NET ASSETS:
Beginning of period	220,240,305	253,325,329
End of period*	$197,545,462	$220,240,305

*Includes undistributed net investment of:	$70,628	$67,779

See accompanying notes to financial statements.

14 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018 (unaudited)

1. Organization

     Aquila Churchill Tax-Free Fund of Kentucky (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Churchill Tax-Free Fund of Kentucky), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

15 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2018:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices — Short-Term Investment	$1,516,929
Level 2 – Other Significant Observable
Inputs — Municipal Bonds	194,008,377
Level 3 – Significant Unobservable Inputs	—
Total	$195,525,306

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2015 –2017) or expected to be taken in the Fund’s 2018 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

16 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

f)	Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2018, the Fund increased additional paid-in capital by $19,794, increased undistributed net investment income by $9,049, and decreased accumulated realized gain by $28,843. These reclassifications had no effect on net assets or net asset value per share.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Fund’s net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

17 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2018, distribution fees on Class A Shares amounted to $116,294 of which the Distributor retained $4,172.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $32,169. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $10,723. For the six months ended September 30, 2018, the total of these payments with respect to Class C Shares amounted to $42,892 of which the Distributor retained $10,184.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.10%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.25%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2018, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $12,768 of which $3,648 related to the Plan and $9,120 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2018, total commissions on sales of Class A Shares amounted to $22,568 of which the Distributor received $2,190.

18 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

c) Transfer and shareholder servicing fees:

The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2018, purchases of securities and proceeds from the sales of securities aggregated $9,336,905 and $30,129,131, respectively.

     At September 30, 2018, the aggregate tax cost for all securities was $195,155,172. At September 30, 2018, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $2,035,231 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,665,097 for a net unrealized appreciation of $370,134.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations. At September 30, 2018, the Fund had all of its net assets invested in municipal obligations of issuers within Kentucky.

19 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2018		Year Ended
	(unaudited)		March 31, 2018
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	192,922	$2,017,706	781,073	$8,316,149
Reinvested dividends and
distributions	132,137	1,381,543	320,995	3,411,806
Cost of shares redeemed	(1,251,961)	(13,097,303)	(3,312,373)	(35,245,019)
Net change	(926,902)	(9,698,054)	(2,210,305)	(23,517,064)
Class C Shares:
Proceeds from shares sold	34,357	358,164	209,351	2,220,473
Reinvested dividends and
distributions	5,359	55,981	13,314	141,387
Cost of shares redeemed	(164,153)	(1,714,580)	(205,544)	(2,175,228)
Net change	(124,437)	(1,300,435)	17,121	186,632
Class I Shares:
Proceeds from shares sold	1,912	20,000	8,186	86,410
Reinvested dividends and
distributions	7,415	77,469	17,836	189,349
Cost of shares redeemed	(78,552)	(816,611)	(122,315)	(1,307,934)
Net change	(69,225)	(719,142)	(96,293)	(1,032,175)
Class Y Shares:
Proceeds from shares sold.	276,073	2,880,679	513,865	5,469,077
Reinvested dividends and
distributions	21,495	224,781	34,917	370,471
Cost of shares redeemed	(1,200,985)	(12,573,584)	(1,251,604)	(13,311,594)
Net change	(903,417)	(9,468,124)	(702,822)	(7,472,046)
Total transactions in Fund
shares	(2,023,981)	$(21,185,755)	(2,992,299)	$(31,834,653)

7. Trustees’ Fees and Expenses

     At September 30, 2018, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2018 was $32,435. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2018, such meeting-related expenses amounted to $5,921.

20 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

21 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Net tax-exempt income	$5,934,332	$6,914,503
Ordinary Income	47,664	25,821
Capital gains	143,672	—
	$6,125,668	$6,940,324

     As of March 31, 2018, the components of distributable earnings on a tax basis were:

Accumulated net realized gain	$292,973
Unrealized appreciation	1,921,821
Undistributed tax-exempt income	204,180
Other temporary differences	(141,284)
$2,277,690

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds have been parties to a $40 million credit agreement, which currently terminates on August 28, 2019 (per the August 29, 2018 amendment).  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended September 30, 2018.

22 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.48		$10.55	$10.88	$10.91	$10.65	$10.97
Income from investment operations:
Net investment income(1)	0.12		0.26	0.29	0.32	0.33	0.34
Net gain (loss) on securities
(both realized and unrealized)	(0.08)		(0.06)	(0.33)	(0.03)	0.26	(0.32)
Total from investment operations	0.04		0.20	(0.04)	0.29	0.59	0.02
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.26)	(0.29)	(0.32)	(0.33)	(0.34)
Distributions from capital gains	—		(0.01)	—	—	—	—
Total distributions	(0.12)		(0.27)	(0.29)	(0.32)	(0.33)	(0.34)
Net asset value, end of period	$10.40		$10.48	$10.55	$10.88	$10.91	$10.65
Total return (not reflecting sales charge)	0.40	%(3)	1.89%	(0.40)%	2.75%	5.61%	0.21%
Ratios/supplemental data
Net assets, end of period (in millions)	$150		$160	$185	$189	$187	$188
Ratio of expenses to average net assets	0.78	%(4)	0.75%	0.73%	0.73%	0.78%	0.80	%(2)
Ratio of net investment income to
average net assets	2.33	%(4)	2.48%	2.69%	3.00%	3.07%	3.18	%(2)
Portfolio turnover rate	5	%(3)	9%	27%	7%	14%	9%

_______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.76% and 3.22%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

23 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.47		$10.54	$10.87	$10.90	$10.64	$10.96
Income from investment operations:
Net investment income(1)	0.08		0.17	0.20	0.23	0.24	0.25
Net gain (loss) on securities
(both realized and unrealized)	(0.08)		(0.06)	(0.33)	(0.03)	0.26	(0.32)
Total from investment operations	—		0.11	(0.13)	0.20	0.50	(0.07)
Less distributions (note 9):
Dividends from net investment income	(0.08)		(0.17)	(0.20)	(0.23)	(0.24)	(0.25)
Distributions from capital gains	—		(0.01)	—	—	—	—
Total distributions	(0.08)		(0.18)	(0.20)	(0.23)	(0.24)	(0.25)
Net asset value, end of period	$10.39		$10.47	$10.54	$10.87	$10.90	$10.64
Total return (not reflecting CDSC)	(0.02	)%(3)	1.03%	(1.24)%	1.88%	4.72%	(0.64)%
Ratios/supplemental data
Net assets, end of period (in millions)	$8		$9	$9	$10	$10	$10
Ratio of expenses to average net assets	1.63	%(4)	1.60%	1.58%	1.58%	1.63%	1.65	%(2)
Ratio of net investment income to
average net assets	1.48	%(4)	1.63%	1.84%	2.14%	2.21%	2.33	%(2)
Portfolio turnover rate	5	%(3)	9%	27%	7%	14%	9%

_______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.61% and 2.37%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

24 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.47		$10.54	$10.87	$10.90	$10.64	$10.97
Income from investment operations:
Net investment income(1)	0.11		0.25	0.27	0.31	0.32	0.32
Net gain on securities
(both realized and unrealized)	(0.08)		(0.07)	(0.33)	(0.03)	0.26	(0.33)
Total from investment operations	0.03		0.18	(0.06)	0.28	0.58	(0.01)
Less distributions (note 9):
Dividends from net investment income	(0.11)		(0.24)	(0.27)	(0.31)	(0.32)	(0.32)
Distributions from capital gains	—		(0.01)	—	—	—	—
Total distributions	(0.11)		(0.25)	(0.27)	(0.31)	(0.32)	(0.32)
Net asset value, end of period	$10.39		$10.47	$10.54	$10.87	$10.90	$10.64
Total return	0.32	%(3)	1.74%	(0.55)%	2.61%	5.46%	(0.05)%
Ratios/supplemental data
Net assets, end of period (in millions)	$7		$7	$8	$9	$8	$7
Ratio of expenses to average net assets	0.94	%(4)	0.90%	0.87%	0.87%	0.92%	0.96	%(2)
Ratio of net investment income to
average net assets	2.17	%(4)	2.33%	2.54%	2.86%	2.93%	3.02	%(2)
Portfolio turnover rate	5	%(3)	9%	27%	7%	14%	9%

_______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.92% and 3.06%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

25 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.48		$10.55	$10.88	$10.91	$10.65	$10.98
Income from investment operations:
Net investment income(1)	0.13		0.28	0.31	0.34	0.35	0.35
Net gain (loss) on securities
(both realized and unrealized)	(0.08)		(0.06)	(0.34)	(0.03)	0.26	(0.33)
Total from investment operations	0.05		0.22	(0.03)	0.31	0.61	0.02
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.28)	(0.30)	(0.34)	(0.35)	(0.35)
Distributions from capital gains	—		(0.01)	—	—	—	—
Total distributions	(0.13)		(0.29)	(0.30)	(0.34)	(0.35)	(0.35)
Net asset value, end of period	$10.40		$10.48	$10.55	$10.88	$10.91	$10.65
Total return	0.48	%(3)	2.04%	(0.25)%	2.92%	5.77%	0.27%
Ratios/supplemental data
Net assets, end of period (in millions)	$33		$43	$51	$47	$32	$29
Ratio of expenses to average net assets	0.63	%(4)	0.60%	0.58%	0.58%	0.63%	0.65	%(2)
Ratio of net investment income to
average net assets	2.49	%(4)	2.63%	2.84%	3.15%	3.21%	3.33	%(2)
Portfolio turnover rate	5	%(3)	9%	27%	7%	14%	9%

_______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.61% and 3.37%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

26 | Aquila Churchill Tax-Free Fund of Kentucky

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2018. The independent Trustees met telephonically on August 13, 2018 and in person on September 15, 2018 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”).  In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

     At the meeting held on September 15, 2018, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2019. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Messrs. Royden Durham, Tony Tanner and James Thompson as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted that Mr. Tanner replaced Mr. Todd Curtis, as a portfolio manager, upon Mr. Curtis’ retirement effective April 30, 2018, and further noted that Mr. Tanner is a 30-year veteran in the financial services industry. They considered that Mr. Durham, the Fund’s lead portfolio manager, is based in Louisville, Kentucky and that he has a comprehensive understanding regarding the economy of the State of Kentucky and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

27 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four Kentucky intermediate and long municipal bond funds, as classified by Morningstar; three of the funds charge a front-end sales charge and one fund is a no-load fund);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for each of the one and ten-year periods ended June 30, 2018, but lower than the average annual total return of the funds in the Peer Group for the three and five-year period ended June 30, 2018. The Trustees also considered that, as reflected in the Consultant’s Report, the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for each of the one, three, five and ten-year periods ended June 30, 2018. The Trustees further considered that the Fund outperformed its benchmark index for the one, five and ten year-periods but underperformed its benchmark index for the three-year period, all as of June 30, 2018. The Trustees noted that a no-load fund was included in the Peer Group and considered the impact of the inclusion of such fund in the average annual return of the funds in the Peer Group. The Trustees also considered that the Fund invests primarily in municipal obligations issued by the Commonwealth of Kentucky, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States. The Trustees also noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

28 | Aquila Churchill Tax-Free Fund of Kentucky

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the first quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2018. The Trustees further noted that the Fund’s Sharpe ratio was in the second quintile for the three-year period and first quintile for the five-year period, both ended June 30, 2018, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was less than the average and median contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels up to $5 billion). They also noted that the Fund’s actual management fee and expenses (for Class A shares) were lower than the average actual management fee and expenses, respectively, of the funds in both the Product Category for Expenses and the Peer Group, respectively (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees concluded that the advisory fee and expenses of the Fund were reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

29 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees are already generally lower than those of its peers, including those funds with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

30 | Aquila Churchill Tax-Free Fund of Kentucky

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/18 –	Value	4/1/18 –	Expense
Class	4/1/18	9/30/18	9/30/18	9/30/18	9/30/18	Ratio
A	$1,000	$1,004.00	$3.92	$1,021.16	$3.95	0.78%
C	$1,000	$ 999.80	$8.17	$1,016.90	$8.24	1.63%
I	$1,000	$1,003.20	$4.72	$1,020.36	$4.76	0.94%
Y	$1,000	$1,004.80	$3.17	$1,021.91	$3.19	0.63%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

31 | Aquila Churchill Tax-Free Fund of Kentucky

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds. com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2018, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2018, $5,934,332 of dividends paid by Aquila Churchill Tax-Free Fund of Kentucky, constituting 96.9% of total dividends paid, were exempt-interest dividends; $143,672 of dividends paid by the Fund constituting 2.3% of total dividends paid were capital gains distributions and the balance was ordinary income.

     Prior to February 15, 2019, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2018 calendar year.

32 | Aquila Churchill Tax-Free Fund of Kentucky

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Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees

Thomas A. Christopher, Chair

Diana P. Herrmann, Vice Chair

Ernest Calderón

Gary C. Cornia

Grady Gammage, Jr.

Glenn P. O’Flaherty

James R. Ramsey

Laureen L. White

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Royden P. Durham, Vice President

and Lead Portfolio Manager

Anthony A. Tanner, Vice President

and Portfolio Manager

James T. Thompson, Vice President and

Portfolio Manager

Brandon M. Moody, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor

     AQUILA DISTRIBUTORS LLC 120

West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

     4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2018

Please Save the Date for Your 2019 Shareholder Meeting

Tuesday, March 19, 2019

Rhode Island Convention Center

Details will be available on our website as the date approaches:

www.aquilafunds.com

You may also contact your financial professional.

ii | Aquila Narragansett Tax-Free Income Fund

Aquila Narragansett Tax-Free Income Fund “Proper Asset Allocation –A Strategy For All Seasons” Serving Rhode Island investors since 1992

November, 2018

Dear Fellow Shareholder:

     Financial news, and the often resulting market volatility, can cause even the most seasoned investor to ask, “What should I do now?”

     We believe you will generally be in a better position to weather changing economic situations, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs? And, have you periodically revisited your portfolio structure to make sure that your allocation remains in line with your investment goals, given changing market conditions and changes in your personal circumstances, including current risk tolerance?

     Asset allocation is an investment  strategy that strives to balance risk and reward by  diversifying assets according to your specific needs. In developing this strategy, your considerations should include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family would like to achieve).

     Since the three main asset classes - equities, fixed-income, and cash/cash equivalents -have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

     Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

     The way you allocate your investment portfolio among stocks, bonds, and cash/cash equivalents will be the principal determinants of your investment results – secondary to your selection of individual securities.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on changing needs, not on headlines.

     A properly constructed portfolio based on sound asset allocation may generally help you weather all seasons.

Sincerely,

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Interest rates in the U.S. have begun to rise after having been at historical lows for some time, so the Fund faces a heightened risk that interest rates may continue to rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (28.1%)	and Fitch	Value

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,115,789
	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	888,926
	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,676,856
	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,409,336
750,000	4.300%, 07/01/30 Series 2010 A
	AGMC Insured	A1/AA/AA+	766,057
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,345,313
1,515,000	4.250%, 07/15/24 Series B BAMI
	Insured	A1/AA/AA+	1,642,502
1,000,000	4.250%, 07/15/25 Series B BAMI
	Insured	A1/AA/AA+	1,092,250
	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	527,455
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	531,000
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	780,976
	East Providence, Rhode Island
	Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,567,525
	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	522,540
	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,030,057
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,032,617
	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,578,375
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,340,967
	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,069,741
	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,059,136
	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	842,663

1 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Pawtucket, Rhode Island
$1,950,000	4.500%, 07/15/26 AGC Insured	A3/AA/NR	$1,979,191
1,500,000	4.750%, 07/15/29 AGC Insured	A3/AA/NR	1,524,885
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/NR	1,071,681
	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,196,567
	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A
	AGMC Insured Refunding	A2/AA/NR	1,576,950
1,500,000	5.000%, 01/15/26 Series 2010 A
	AGMC Insured Refunding	A2/AA/NR	1,569,465
975,000	3.625%, 01/15/29 Series A AGMC
	Insured	A2/AA/A-	980,548
2,510,000	3.750%, 01/15/30 Series A AGMC
	Insured	A2/AA/A-	2,527,695
1,000,000	3.750%, 01/15/32 Series A AGMC
	Insured	A2/AA/A-	1,001,920
	Rhode Island State & Providence
	Plantations Consolidated Capital
	Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,130,360
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,293,064
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	1,874,340
2,000,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,110,000
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	1,867,800
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,220,828
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,709,890
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,671,750
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,244,520
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,278,960
	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,050,345
	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,239,381
	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 Series 2015 B
	AGMC Insured	NR/AA/NR	2,111,140

2 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	West Greenwich, Rhode Island
$1,175,000	3.000%, 08/15/26	NR/AA+/NR	$1,210,356
	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI
	Insured	Baa2/AA/NR	891,489
	Total General Obligation Bonds		63,153,206

	Revenue Bonds (61.7%)
	Development (4.6%)
	Providence, Rhode Island
	Redevelopment Agency Refunding
	Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC
	Insured	A2/AA/NR	1,867,589
	Rhode Island Convention Center
	Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,520,240
	Total Development		10,387,829

	Higher Education (8.6%)
	Rhode Island Health and Education
	Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,179,603
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,542,998
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,071,460
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,525,933
	Rhode Island Health and Education
	Building Corp., Higher Educational
	Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,602,800
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,684,843

3 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, Rhode Island School of
	Design
$3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	$3,025,620
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,048,560
1,000,000	3.500%, 08/15/30 Series B AGMC
	Insured	A1/AA/NR	1,009,360
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
	Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	517,920
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,032,690
	Rhode Island Health and Education
	Facilities Authority, Providence
	College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,019,730
	Total Higher Education		19,261,517

	Hospital (2.7%)
	Rhode Island Health & Education
	Building Corp., Hospital Financing
	(Care New England)
500,000	5.000%, 09/01/23 Series 2016 B	NR/BB-/BB	531,950
	Rhode Island Health & Education
	Building Corp., Hospital Financing,
	Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,102,340
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,096,720
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,363,050
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,882,930
	Total Hospital		5,976,990

4 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (4.9%)
	Rhode Island Housing & Mortgage
	Finance Corp. Home Funding
$535,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	$544,352
1,500,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	1,466,700
	Rhode Island Housing & Mortgage
	Finance Corp. Homeownership
	Opportunity
1,000,000	3.350%, 10/01/41 Series 68-C	Aa1/AA+/NR	943,150
	Rhode Island Housing & Mortgage
	Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,586,175
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,091,400
1,405,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,353,760
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,006,720
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,000,460
	Total Housing		10,992,717

	Public School (24.1%)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	907,206
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,849,463
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Chariho
	Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,591,075
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of
	Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B
	AGMC Insured	Aa3/AA/NR	1,021,720
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,019,560
	Rhode Island Health and Educational
	Building Corp., Public School
	Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI
	Insured	NR/AA/NR	1,225,400

5 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, East Greenwich
$1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	$1,154,474
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,004,050
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,002,510
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of East
	Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,001,490
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of Little
	Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,737,061
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,039,610
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of North
	Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,540,350
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of North
	Providence
750,000	5.000%, 05/15/31 Series 2017 G
	AGMC Insured	Aa3/AA/NR	850,965
1,000,000	4.000%, 11/15/20 Series 2013 I	Aa3/AA-/NR	1,036,000
1,100,000	4.500%, 11/15/22 Series 2013 I	Aa3/AA-/NR	1,184,689
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of
	Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,662,269
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI
	Insured	Aa3/AA/NR	1,080,090
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,090,802
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,132,347

6 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of Scituate
$1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	$1,418,974
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Pooled Issue -
	Tiverton, Foster-Glocester, Cranston,
	East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,179,820
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Pooled Issue -
	Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,820,678
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence
	Public Buildings Authority
3,000,000	3.500%, 05/15/24 Series 2015 A
	AGMC Insured	Aa3/AA/NR	3,122,700
3,000,000	3.750%, 05/15/27 Series 2015 A
	AGMC Insured	Aa3/AA/NR	3,099,450
3,000,000	4.000%, 05/15/28 Series 2015 A
	AGMC Insured	Aa3/AA/NR	3,149,370
2,760,000	4.000%, 05/15/30 Series 2015 B
	AGMC Insured	Aa3/AA/NR	2,860,657
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence
	Public Schools
1,000,000	4.250%, 05/15/21 Series 2007 B
	AGMC Insured	A2/AA/NR	1,001,380
2,000,000	4.500%, 05/15/22 Series 2013 A	Aa3/NR/NR	2,136,120
2,000,000	4.500%, 05/15/23 Series 2013 A	Aa3/NR/NR	2,159,820
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,150,800
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,046,000
800,000	3.500%, 05/15/26 Series B MAC
	Insured	NR/AA/NR	837,832

7 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of
	Woonsocket
$500,000	5.000%, 05/15/27 Series 2017 A
	AGMC Insured	Aa3/AA/NR	$567,715
500,000	5.000%, 05/15/28 Series 2017 A
	AGMC Insured	Aa3/AA/NR	564,900
500,000	5.000%, 05/15/29 Series 2017 A
	AGMC Insured	Aa3/AA/NR	562,100
500,000	3.500%, 05/15/30 Series 2017 A
	AGMC Insured	Aa3/AA/NR	493,870
	Total Public School		54,303,317

	Transportation (4.6%)
	Rhode Island Commerce Corp.,
	Airport
635,000	5.000%, 07/01/36 Series D	Baa1/BBB+/BBB+	697,757
1,015,000	5.000%, 07/01/37 Series D	Baa1/BBB+/BBB+	1,108,837
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/BBB+/NR	1,693,635
	Rhode Island Commerce Corp.,
	Grant Anticipation (Rhode Island
	Department of Transportation)
1,850,000	4.000%, 06/15/24	A2/AA-/NR	1,989,453
1,000,000	5.000%, 06/15/31	A2/AA-/NR	1,132,190
	Rhode Island State Economic
	Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	1,085,070
2,000,000	4.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	2,104,100
540,000	4.625%, 07/01/26 Series B AGC
	Insured	A3/AA/BBB+	541,075
	Total Transportation		10,352,117

	Turnpike/Highway (4.1%)
	Rhode Island State Turnpike & Bridge
	Authority
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	516,140
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,670,096
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,105,080
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,049,930

8 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Turnpike/Highway (continued)
	Rhode Island State Turnpike & Bridge
	Authority, Motor Fuel Tax
$1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	$1,310,742
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,543,095
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,021,460
	Total Turnpike/Highway		9,216,543

	Water and Sewer (7.1%)
	Narragansett, Rhode Island Bay
	Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,321,277
	Rhode Island Clean Water Protection
	Finance Agency
500,000	4.750%, 10/01/20 1999 Series A
	AMBAC Insured	Aaa/NR/NR	501,150
	Rhode Island Clean Water Finance
	Agency, Water Pollution Control
	Bonds
3,000,000	4.375%, 10/01/21 Series 2002 B NPFG
	Insured	Aaa/AAA/AAA	3,197,250
	Rhode Island Clean Water Protection
	Finance Agency Safe Drinking Water
	Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,146,324
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,019,190
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,015,040
	Rhode Island Infrastructure Bank Water,
	City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG
	Insured	Baa2/A/NR	1,948,084
	Rhode Island Infrastructure Bank Water,
	Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,776,906
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	530,255
	Rhode Island Infrastructure Bank Water,
	Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	484,765
	Total Water and Sewer		15,940,241

9 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Other Revenue (1.0%)
	Providence, Rhode Island Public
	Building Authority (Capital
	Improvement Program Projects)
$2,000,000	5.000%, 09/15/31 Series A AGMC
	Insured	A2/AA/NR	$2,263,320
	Total Revenue Bonds		138,694,591

	Pre-Refunded\ Escrowed to Maturity
	Bonds (7.9%)††
	Pre-Refunded General Obligation
	Bonds (3.2%)
	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,217,842
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,018,980
	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/AA/NR	1,925,593
1,000,000	4.750%, 04/01/29 AGC Insured	A3/AA/NR	1,014,090
	Total Pre-Refunded General Obligation
	Bonds		7,176,505

	Pre-Refunded\ Escrowed to Maturity
	Revenue Bonds (4.7%)
	Development (0.7%)
	Rhode Island Convention Center
	Authority Refunding
1,500,000	5.500%, 05/15/27 Series A AGC
	Insured	A1/AA/AA-	1,533,525

	Higher Education (1.5%)
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, New England Institute of
	Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A-/NR	1,296,238

10 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	Pre-Refunded\ Escrowed to Maturity
	Revenue Bonds (continued)
	Higher Education (continued)
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
	Auxiliary Enterprise
$2,000,000	5.000%, 09/15/30 Series 2010 B AGMC
	Insured	A1/AA/NR	$2,113,140
	Total Higher Education		3,409,378

	Hospital (0.5%)
	Rhode Island Health & Education
	Building Corp., Hospital Financing
	(Care New England)
500,000	5.000%, 09/01/20 Series 2013 A ETM	NR/BB-/NR	527,245
500,000	5.000%, 09/01/22 Series 2013 A ETM	NR/BB-/NR	551,625
	Total Hospital		1,078,870

	Public School (1.1%)
	Rhode Island Certificates of Participation
	(School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC
	Insured	Aa3/AA/AA-	1,018,030
500,000	5.625%, 04/01/29 Series C 2009 AGC
	Insured	Aa3/AA/AA-	509,325
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Chariho Regional
	School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,076,170
	Total Public School		2,603,525

	Transportation (0.7%)
	Rhode Island Economic Development
	Corp. (Rhode Island Department of
	Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/NR	1,535,295

11 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	Pre-Refunded\ Escrowed to Maturity
	Revenue Bonds (continued)
	Other Revenue (0.2%)
	State of Rhode Island Depositors
	Economic Protection Corp.
$250,000	5.750%, 08/01/21 Series A AGMC
	Insured ETM	NR/NR/NR*	$274,795
215,000	6.375%, 08/01/22 Series A NPFG
	Insured ETM	NR/NR/NR*	247,708
	Total Other Revenue		522,503
	Total Pre-Refunded\ Escrowed to
	Maturity Revenue Bonds		10,683,096
	Total Pre-Refunded\ Escrowed to
	Maturity Bonds		17,859,601
	Total Municipal Bonds
	(cost $218,764,394)		219,707,398

Shares	Short-Term Investment (1.4%)
	Dreyfus Treasury & Agency Cash
	Management - Institutional Shares,
3,179,691	1.96%** (cost $3,179,691)	Aaa-mf/AAAm/NR	3,179,691
	Total Investments
	(cost $221,944,085-note 4)	99.1%	222,887,089
	Other assets less liabilities	0.9	1,972,901
	Net Assets	100.0%	$224,859,990

12 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

Percentage of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody's or AAA of S&P or Fitch	10.1%
Pre-refunded bonds\ ETM bonds††	8.1
Aa of Moody's or AA of S&P or Fitch	63.0
A of Moody's or S&P or Fitch	13.1
Baa of Moody's or BBB of S&P or Fitch	5.5
BB of S&P or Fitch	0.2
100.0%

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMI - Build America Mutual Insurance
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSROs. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

13 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018 (unaudited)

ASSETS
Investments at value (cost $221,944,085)	$222,887,089
Interest recievable	2,899,972
Receivable for Fund shares sold	199,113
Other assets	14,744
Total assets	226,000,918

LIABILITIES
Payable for Fund shares redeemed	760,748
Dividends payable	250,225
Management fees payable	77,991
Distribution and service fees payable	477
Accrued expenses payable	51,487
Total liabilities	1,140,928
NET ASSETS	$224,859,990
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares, par value
$0.01 per share	$214,838
Additional paid-in capital	224,600,182
Net unrealized appreciation on investments (note 4)	943,004
Accumulated net realized loss on investments	(955,010)
Undistributed net investment income	56,976
	$224,859,990
CLASS A
Net Assets	$112,492,064
Capital shares outstanding	10,748,345
Net asset value and redemption price per share	$10.47
Maximum offering price per share (100/96 of $10.47)	$10.91

CLASS C
Net Assets	$7,563,858
Capital shares outstanding	722,682
Net asset value and offering price per share	$10.47
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is lower, if
redeemed during the first 12 months after purchase)	$10.47	*

CLASS I
Net Assets	$204,748
Capital shares outstanding	19,566
Net asset value, offering and redemption price per share	$10.46

CLASS Y
Net Assets	$104,599,320
Capital shares outstanding	9,993,214
Net asset value, offering and redemption price per share	$10.47

See accompanying notes to financial statements.

14 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER, 30, 2018 (unaudited)

Investment Income
Interest income		$3,761,016
Expenses
Management fee (note 3)	$571,779
Distribution and service fee (note 3)	126,947
Transfer and shareholder servicing agent fees	45,928
Trustees’ fees and expenses (note 7)	43,553
Legal fees	41,273
Fund accounting fees	22,464
Registration fees and dues	12,477
Shareholders’ reports	11,746
Auditing and tax fees	11,141
Chief compliance officer services (note 3)	5,572
Custodian fees	5,125
Insurance	5,007
Miscellaneous	29,483
Total expenses	932,495

Management fee waived (note 3)	(91,485)
Net expenses		841,010
Net investment income		2,920,006

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	(159,731)
Change in unrealized appreciation on investments	(1,985,055)
Net realized and unrealized gain (loss) on investments		(2,144,786)
Net change in net assets resulting from operations		$775,220

See accompanying notes to financial statements.

15 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(unaudited)	March 31, 2018
OPERATIONS
Net investment income	$2,920,006	$6,198,299
Net realized gain (loss) from securities transactions	(159,731)	268,282
Change in unrealized appreciation on investments	(1,985,055)	(1,190,321)
Change in net assets resulting from operations	775,220	5,276,260

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(1,436,964)	(3,112,987)

Class C Shares:
Net investment income	(68,679)	(179,152)

Class I Shares:
Net investment income	(2,080)	(3,220)

Class Y Shares:
Net investment income	(1,412,194)	(2,898,922)
Change in net assets from distributions	(2,919,917)	(6,194,281)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	11,800,677	29,178,190
Reinvested dividends and distributions	1,366,591	3,020,286
Cost of shares redeemed	(17,789,611)	(43,358,401)
Change in net assets from capital share transactions	(4,622,343)	(11,159,925)

Change in net assets	(6,767,040)	(12,077,946)

NET ASSETS:
Beginning of period	231,627,030	243,704,976
End of period*	$224,859,990	$231,627,030

*Includes undistributed net investment of:	$56,976	$56,887

See accompanying notes to financial statements.

16 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018 (unaudited)

1. Organization

     Aquila Narragansett Tax-Free Income Fund (the “Fund”), a series of Aquila Municipal Trust and a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

17 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2018:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$3,179,691
Level 2 – Other Significant Observable
Inputs - Municipal Bonds*	219,707,398
Level 3 – Significant Unobservable Inputs	—
Total	$222,887,089

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2015 –2017) or expected to be taken in the Fund’s 2018 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

18 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2018, the Fund increased additional paid-in capital by $5,494, increased accumulated net realized loss on investments by $34,365 and increased undistributed net investment income by $28,871. These reclassifications had no effect on net assets or net asset value per share.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

     Citizens Investment Advisors, a department of Citizens Bank, N.A. (the “Sub-Adviser”), serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund’s net assets.

19 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     The Manager had contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses would not exceed 0.84% for Class A Shares, 1.68% for Class C Shares, 1.02% for Class I Shares and 0.69% for Class Y Shares through September 30, 2018. For the six months ended September 30, 2018, the Fund incurred management fees of $571,779 of which $91,485 was waived, which included supplemental fee waivers above and beyond the contractual expense cap.

     Beginning October 1, 2018, the Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2019. The Manager may not terminate the arrangement without the approval of the Board of Trustees.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (“the Distributor”), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2018, distribution fees on Class A Shares amounted to $85,545, of which the Distributor retained $6,057.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $30,985. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $10,329. The total of these payments with respect to Class C Shares amounted to $41,314, of which the Distributor retained $10,736.

20 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.10%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.25%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2018, these payments were made at the average annual rate of 0.35% of such net assets amounting to $309 of which $88 related to the Plan and $221 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Rhode Island, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2018, total commissions on sales of Class A Shares amounted to $60,452, of which the Distributor received $6,295.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2018, purchases of securities and proceeds from the sales of securities aggregated $9,932,922 and $15,097,686, respectively.

     At September 30, 2018, the aggregate tax cost for all securities was $221,944,085. At September 30, 2018, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $3,098,281 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,155,277 for a net unrealized appreciation of $943,004.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers’ ability to meet their obligations.

21 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At September 30, 2018, the Fund had all of its net assets invested in the securities of Rhode Island issuers.

6. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2018		Year Ended
	(unaudited)		March 31, 2018
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	541,144	$5,705,927	918,280	$9,852,667
Reinvested dividends and
distributions	94,295	992,808	197,704	2,118,372
Cost of shares redeemed	(875,817)	(9,227,344)	(2,118,666)	(22,758,789)
Net change	(240,378)	(2,528,609)	(1,002,682)	(10,787,750)
Class C Shares:
Proceeds from shares sold	12,582	132,641	81,382	873,299
Reinvested dividends and
distributions	2,897	30,503	8,029	86,057
Cost of shares redeemed	(172,613)	(1,818,943)	(325,827)	(3,491,182)
Net change	(157,134)	(1,655,799)	(236,416)	(2,531,826)
Class I Shares:
Proceeds from shares sold	11,079	116,767	—	—
Reinvested dividends and
distributions	198	2,081	300	3,220
Cost of shares redeemed	(368)	(3,877)	(4,478)	(47,267)
Net change	10,909	114,971	(4,178)	(44,047)
Class Y Shares:
Proceeds from shares sold	554,813	5,845,342	1,717,950	18,452,224
Reinvested dividends and
distributions	32,407	341,199	75,886	812,637
Cost of shares redeemed	(639,372)	(6,739,447)	(1,593,864)	(17,061,163)
Net change	(52,152)	(552,906)	199,972	2,203,698
Total transactions in Fund
shares	(438,755)	$(4,622,343)	(1,043,304)	$(11,159,925)

22 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

7. Trustees’ Fees and Expenses

     At September 30, 2018, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2018 was $34,690. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2018, such meeting-related expenses amounted to $8,863.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

     At March 31, 2018, the Fund had a capital loss carryover of $795,279 which is short-term and has no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

23 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Net tax-exempt income	$6,142,535	$6,539,793
Ordinary Income	51,746	8,027
	$6,194,281	$6,547,820

     As of March 31, 2018, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$325,211
Accumulated net realized loss	(795,279)
Unrealized appreciation	2,928,059
Other temporary differences	(268,324)
$2,189,667

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds have been parties to a $40 million credit agreement, which currently terminates on August 28, 2019 (per the August 29, 2018 amendment).  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended September 30, 2018.

24 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class A
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.57		$10.61	$10.92	$10.81	$10.48	$10.79
Income (loss) from investment operations:
Net investment income(1)	0.13		0.27	0.28	0.30	0.33	0.35
Net gain (loss) on securities
(both realized and unrealized)	(0.10)		(0.04)	(0.31)	0.11	0.33	(0.31)
Total from investment operations	0.03		0.23	(0.03)	0.41	0.66	0.04
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.27)	(0.28)	(0.30)	(0.33)	0.35
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.13)		(0.27)	(0.28)	(0.30)	(0.33)	(0.35)
Net asset value, end of period	$10.47		$10.57	$10.61	$10.92	$10.81	$10.48
Total return (not reflecting sales charge)	0.31	%(3)	2.18%	(0.30)%	3.85%	6.35%	0.42%
Ratios/supplemental data
Net assets, end of period (in millions)	$112		$116	$127	$133	$125	$119
Ratio of expenses to average net assets	0.77	%(4)	0.76%	0.77%	0.77%	0.76%	0.79	%(2)
Ratio of net investment income to
average net assets	2.51	%(4)	2.53%	2.58%	2.78%	3.07%	3.34	%(2)
Portfolio turnover rate	4	%(3)	4%	12%	19%	8%	15%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.85	%(4)	0.84%	0.85%	0.85%	0.88%	0.92	%(2)
Ratio of net investment income to
average net assets	2.45	%(4)	2.45%	2.50%	2.70%	2.95%	3.21	%(2)

_______________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.88% and 3.25%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

25 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.57		$10.61	$10.92	$10.81	$10.48	$10.79
Income (loss) from investment operations:
Net investment income(1)	0.09		0.18	0.19	0.21	0.24	0.26
Net gain (loss) on securities
(both realized and unrealized)	(0.10)		(0.04)	(0.31)	0.11	0.33	(0.31)
Total from investment operations	(0.01)		0.14	(0.12)	0.32	0.57	(0.05)
Less distributions (note 9):
Dividends from net investment income	(0.09)		(0.18)	(0.19)	(0.21)	(0.24)	(0.26)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.09)		(0.18)	(0.19)	(0.21)	(0.24)	(0.26)
Net asset value, end of period	$10.47		$10.57	$10.61	$10.92	$10.81	$10.48
Total return (not reflecting sales charge)	(0.12	)%(3)	1.31%	(1.14)%	2.97%	5.45%	(0.43)%
Ratios/supplemental data
Net assets, end of period (in millions)	$8		$9	$12	$14	$16	$16
Ratio of expenses to average net assets	1.62	%(4)	1.61%	1.61%	1.62%	1.61%	1.64	%(2)
Ratio of net investment income to
average net assets	1.66	%(4)	1.68%	1.72%	1.93%	2.22%	2.49	%(2)
Portfolio turnover rate	4	%(3)	4%	12%	19%	8%	15%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.70	%(4)	1.69%	1.69%	1.70%	1.73%	1.77	%(2)
Ratio of net investment income to
average net assets	1.58	%(4)	1.60%	1.64%	1.85%	2.10%	2.36	%(2)

_______________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.73% and 2.40%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

26 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.56		$10.61	$10.92	$10.80	$10.47	$10.79
Income (loss) from investment operations:
Net investment income(1)	0.12		0.26	0.26	0.28	0.31	0.33
Net gain (loss) on securities
(both realized and unrealized)	(0.09)		(0.05)	(0.31)	0.12	0.33	(0.32)
Total from investment operations	0.03		0.21	(0.05)	0.40	0.64	0.01
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.26)	(0.26)	(0.28)	(0.31)	(0.33)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.13)		(0.26)	(0.26)	(0.28)	(0.31)	(0.33)
Net asset value, end of period	$10.46		$10.56	$10.61	$10.92	$10.80	$10.47
Total return	0.24	%(3)	1.95%	(0.45)%	3.80%	6.20%	0.17%
Ratios/supplemental data
Net assets, end of period (in millions)	$0.2		$0.1	$0.1	$0.2	$0.2	$0.3
Ratio of expenses to average net assets	0.94	%(4)	0.89%	0.90%	0.92%	0.90%	0.94	%(2)
Ratio of net investment income to
average net assets	2.36	%(4)	2.41%	2.43%	2.63%	2.93%	3.18%
Portfolio turnover rate	4	%(3)	4%	12%	19%	8%	15%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.02	%(4)	0.97%	0.98%	1.00%	1.02%	1.07	%(2)
Ratio of net investment income to
average net assets	2.28	%(4)	2.33%	2.35%	2.55%	2.81%	3.05	%(2)

_______________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.03% and 3.09%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

27 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.57		$10.61	$10.92	$10.81	$10.48	$10.79
Income (loss) from investment operations:
Net investment income(1)	0.14		0.29	0.30	0.31	0.34	0.36
Net gain (loss) on securities
(both realized and unrealized)	(0.10)		(0.04)	(0.31)	0.11	0.33	(0.31)
Total from investment operations	0.04		0.25	(0.01)	0.42	0.67	0.05
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.29)	(0.30)	(0.31)	(0.34)	(0.36)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.14)		(0.29)	(0.30)	(0.31)	(0.34)	(0.36)
Net asset value, end of period	$10.47		$10.57	$10.61	$10.92	$10.81	$10.48
Total return	0.38	%(3)	2.34%	(0.15)%	4.01%	6.51%	0.56%
Ratios/supplemental data
Net assets, end of period (in millions)	$105		$106	$104	$101	$93	$86
Ratio of expenses to average net assets	0.62	%(4)	0.61%	0.62%	0.62%	0.61%	0.64	%(2)
Ratio of net investment income to
average net assets	2.66	%(4)	2.69%	2.73%	2.92%	3.22%	3.48	%(2)
Portfolio turnover rate	4	%(3)	4%	12%	19%	8%	15%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.70	%(4)	0.69%	0.70%	0.70%	0.73%	0.77	%(2)
Ratio of net investment income to
average net assets	2.58	%(4)	2.61%	2.65%	2.84%	3.10%	3.35	%(2)

_______________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.73% and 3.39%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

28 | Aquila Narragansett Tax-Free Income Fund

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Citizens Investment Advisors, a department of Citizens Bank, N.A. (the “Sub-Adviser”) to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2018. The independent Trustees met telephonically on August 13, 2018 and in person on September 15, 2018 to review and discuss the contract review materials.  The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”).   In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory and Sub-Advisory Agreements.

     At the meeting held on September 15, 2018, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2019. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Jeffrey Hanna. They considered that Mr. Hanna is based in Providence, Rhode Island and that he has a comprehensive understanding regarding the economy of the State of Rhode Island and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

29 | Aquila Narragansett Tax-Free Income Fund

     The Trustees considered that the Manager supervised and monitored the performance of the Sub-Adviser. The Trustees also considered that the Manager and the Sub-Adviser had provided all advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.

     The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (seven single-state intermediate and single-state long municipal bond funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the three and five-year periods ended June 30, 2018, but lower than the average annual total return of the funds in the Peer Group for one and ten-year periods ended June 30, 2018. They also considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2018. The Trustees noted that the Fund’s average annual return was higher than that of its benchmark index for the one, three and five-year periods but was lower than the average annual return of the benchmark index for the ten-year period ended June 30, 2018.

     The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Rhode Island, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States. They also noted that none of the funds in the Peer Group invests primarily in Rhode Island municipal obligations. They noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges.

30 | Aquila Narragansett Tax-Free Income Fund

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the fourth quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2018. The Trustees further noted that the Fund’s Sharpe ratio was in the first quintile for the three and five-year periods ended June 30, 2018, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance. The Trustees noted that the Fund was the only Rhode Island state-specific tax-free municipal bond fund in the State.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory Fees and Sub-Advisory Fees and Fund Expenses.

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was higher than the average and median contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level) and higher than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at the Fund’s current asset level and various asset levels up to $5 billion). The Trustees noted that the Fund’s actual management fee was higher than the average actual management fee of the funds in both the Peer Group and Product Category for Expenses (after giving effect to fee waivers in effect for those funds), but noted, however, that the Fund’s actual expenses (for Class A shares) were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees further noted that beginning October 1, 2018, the Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2019. The Manager may not terminate these arrangements without the approval of the Board of Trustees.

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Fund. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

31 | Aquila Narragansett Tax-Free Income Fund

     The Trustees considered that the Manager and, in turn, the Sub-Adviser was currently voluntarily waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had indicated that it intended to continue to voluntarily waive fees as necessary for the Fund to remain competitive.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from the Manager and from the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. They noted that the Manager has agreed, through a contractual advisory fee waiver, to include breakpoints in its advisory fee schedule based on the size of the Fund. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

32 | Aquila Narragansett Tax-Free Income Fund

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/18 –	Value	4/1/18 –	Expense
Class	4/1/18	9/30/18	9/30/18	9/30/18	9/30/18	Ratio
A	$1,000	$1,003.10	$3.87	$1,021.21	$3.90	0.77%
C	$1,000	$ 998.80	$8.12	$1,016.95	$8.19	1.62%
I	$1,000	$1,002.40	$4.72	$1,020.36	$4.76	0.94%
Y	$1,000	$1,003.80	$3.11	$1,021.96	$3.14	0.62%
(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

33 | Aquila Narragansett Tax-Free Income Fund

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2018, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2018, $6,142,535 of dividends paid by Aquila Narragansett Tax-Free Income Fund, constituting 99.2% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2019, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2018 calendar year.

34 | Aquila Narragansett Tax-Free Income Fund

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Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC 120

West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

     CITIZENS INVESTMENT ADVISORS,

A DEPARTMENT OF CITIZENS BANK, N. A.

     One Citizens Plaza

Providence, Rhode Island 02903

Board of Trustees

Thomas A. Christopher, Chair

Diana P. Herrmann, Vice Chair

Ernest Calderón

Gary C. Cornia

Grady Gammage, Jr.

Glenn P. O’Flaherty

James R. Ramsey

Laureen L. White

Officers

     Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President

and Secretary

Marie E. Aro, Senior Vice President

Stephen J. Caridi, Senior Vice President

Paul G. O’Brien, Senior Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC 120

West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2018

Please Save the Date for Your 2019 Shareholder Meeting

Thursday, May 16, 2019

Wellshire Event Center, Denver

Details will be available on our website as the date approaches:

www.aquilafunds.com

You may also contact your financial professional.

ii  | Aquila Tax-Free Fund of Colorado

Aquila Tax-Free Fund of Colorado “Proper Asset Allocation –A Strategy For All Seasons” Serving Colorado investors since 1987

November, 2018

Dear Fellow Shareholder:

     Financial news, and the often resulting market volatility, can cause even the most seasoned investor to ask, “What should I do now?”

     We believe you will generally be in a better position to weather changing economic situations, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs? And, have you periodically revisited your portfolio structure to make sure that your allocation remains in line with your investment goals, given changing market conditions and changes in your personal circumstances, including current risk tolerance?

     Asset allocation is an investment strategy that strives to balance risk and reward by  diversifying assets according to your specific needs. In developing this strategy, your considerations should include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family would like to achieve).

      Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

     Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

     The way you allocate your investment portfolio among stocks, bonds, and cash/ cash equivalents will be the principal determinants of your investment results –secondary to your selection of individual securities.

NOT A PART OF THE SEMI- ANNUAL REPORT

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on changing needs, not on headlines.

     A properly constructed portfolio based on sound asset allocation may generally help you weather all seasons.

Sincerely,

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI- ANNUAL REPORT

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (30.6%)	and Fitch	Value

	City & County (0.4%)
	Englewood, Colorado
$1,000,000	5.000%, 12/01/30	NR/AA+/NR	$1,167,890

	Metropolitan District (2.9%)
	Denver, Colorado Urban Renewal
	Authority, Tax Increment Revenue,
	Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,856,516
	Denver, Colorado Urban Renewal
	Authority, Tax Increment Revenue,
	Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,153,800
	Meridian Metropolitan District,
	Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,742,894
	Poudre Tech Metropolitan District,
	Colorado Unlimited Property Tax
	Supported Revenue Refunding &
	Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,075,252
	Total Metropolitan District		7,828,462

	School Districts (26.8%)
	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA/NR	3,452,550
1,000,000	5.000%, 12/15/25	Aa2/AA/NR	1,164,530
1,435,000	5.000%, 12/15/29	Aa2/AA/NR	1,670,598
	Adams County, Colorado School
	District #50
1,000,000	4.000%, 12/01/23	Aa2/AA/NR	1,069,570
3,000,000	4.000%, 12/01/24	Aa2/AA/NR	3,200,100
	Adams & Arapahoe Counties,
	Colorado Joint School District #28J
1,000,000	5.000%, 12/01/30	Aa2/NR/AA	1,157,950

1 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	Adams & Weld Counties, Colorado
	School District #27J
$1,030,000	5.000%, 12/01/22	Aa2/AA/NR	$1,144,989
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,215,700
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,148,730
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,226,770
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,483,067
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,348,133
	Arapahoe County, Colorado School
	District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,692,383
	Arapahoe County, Colorado School
	District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,160,480
	Boulder, Larimer & Weld Counties,
	Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA+/NR	2,296,720
	Boulder, Larimer & Weld Counties,
	Colorado Series C
2,000,000	5.000%, 12/15/28	Aa2/AA+/NR	2,339,560
	Boulder, Larimer & Weld Counties,
	Colorado, St. Vrain Valley School
	District RE-1J Series C
1,000,000	5.000%, 12/15/29	Aa2/AA+/NR	1,160,200
	Denver, Colorado City & County
	School District No. 1
3,000,000	4.000%, 12/01/26	Aa1/AA+/AA+	3,154,710
2,000,000	4.000%, 12/01/27	Aa1/AA+/AA+	2,165,560
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,334,940
	Denver, Colorado City & County
	School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa1/AA+/AA+	2,296,220
4,000,000	5.000%, 12/01/27	Aa1/AA+/AA+	4,567,840
	Eagle County School District,
	Colorado, Eagle, Garfield & Routt
	School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA/NR	1,319,304
1,000,000	5.000%, 12/01/29	Aa2/AA/NR	1,161,900

2 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	El Paso County, Colorado School
	District #20 Refunding
$1,945,000	4.375%, 12/15/23	Aa2/NR/NR	$2,075,082
1,000,000	5.000%, 12/15/29	Aa2/NR/NR	1,165,780
	Garfield, Pitkin, & Eagle Counties,
	Colorado School District #RE-1
	Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,850,688
	Jefferson County, Colorado School
	District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa2/AA/NR	2,615,665
	La Plata County, Colorado School
	District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,208,080
	Larimer County, Colorado School
	District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,156,680
1,000,000	5.000%, 12/15/30	Aa2/NR/AA+	1,189,140
	Larimer, Weld & Boulder Counties,
	Colorado School District No. R-2J,
	Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,614,000
	Mesa County, Colorado Valley School
	District No. 051, Grand Junction
	Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,393,750
	San Miguel County, Colorado School
	District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,208,007
	Summit County, Colorado School
	District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,102,500
2,000,000	5.000%, 12/01/28	Aa1/NR/NR	2,338,140
	Total School Districts		72,850,016

3 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Water & Sewer (0.5%)
	Central Colorado Water Conservancy
	District, Adams Morgan & Weld
	Counties
$1,185,000	5.000%, 12/01/24	NR/A/NR	$1,317,317
	Total General Obligation Bonds		83,163,685

	Revenue Bonds (45.7%)
	Airport (3.3%)
	Denver, Colorado City & County
	Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/AA-	4,586,469
1,210,000	5.250%, 11/15/28	A1/A+/AA-	1,252,882
3,000,000	5.250%, 11/15/29	A1/A+/AA-	3,105,630
	Total Airport		8,944,981

	Electric (2.2%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA/AA	1,155,040
295,000	4.750%, 11/15/27	Aa2/AA/NR	303,531
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A-1
835,000	4.000%, 11/15/26	Aa2/AA/AA	864,359
840,000	4.000%, 11/15/27	Aa2/AA/AA	866,359
	Colorado Springs, Colorado Utilities
	Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	2,884,076
	Total Electric		6,073,365

4 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (13.8%)
	Colorado Educational & Cultural
	Facility Authority, University Corp.
	Atmosphere Project, Refunding
$935,000	5.000%, 09/01/22	A2/A+/NR	$982,348
	Colorado Educational & Cultural
	Facility Authority, University of
	Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	896,553
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	7,975,590
	Colorado Educational & Cultural
	Facility Authority Refunding,
	University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,170,270
	Colorado School of Mines Institutional
	Enterprise, Series B
1,845,000	5.000%, 12/01/29	A1/A+/NR	2,146,694
	Colorado State Board Community
	Colleges & Occupational
	Education, Refunding &
	Improvement, Araphoe Community
	College, Series 2017A
1,000,000	5.000%, 11/01/30 SHEIP Insured	Aa3/NR/NR	1,154,480
	Colorado State Board of Governors
	University Enterprise System, Series C
2,905,000	5.000%, 03/01/26 SHEIP Insured	Aa2/AA/NR	3,334,708
1,250,000	5.000%, 03/01/28 SHEIP Insured	Aa2/AA/NR	1,476,387
2,100,000	5.000%, 03/01/29 SHEIP Insured	Aa2/AA/NR	2,460,360
	University of Colorado Enterprise
	System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,014,467
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,372,277
	University of Colorado Enterprise
	System, Series A-1
2,000,000	5.000%, 06/01/28	Aa1/NR/AA+	2,396,440
	University of Colorado Enterprise
	System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa1/NR/AA+	1,731,895

5 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	University of Northern Colorado
	Greeley Institutional Enterprise
	Refunding, SHEIP, Series A
$1,000,000	5.000%, 06/01/25 SHEIP Insured	Aa2/AA/NR	$1,128,980
2,810,000	5.000%, 06/01/26 SHEIP Insured	Aa2/AA/NR	3,004,873
2,940,000	5.000%, 06/01/28 SHEIP Insured	Aa2/AA/NR	3,143,889
	Total Higher Education		37,390,211

	Hospital (1.5%)
	Colorado Health Facility Authority,
	Catholic Health Initiatives, Series D
1,000,000	6.000%, 10/01/23	Baa1/BBB+/BBB+	1,002,810
	Colorado Health Facility Authority,
	Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,112,980
	Total Hospital		4,115,790

	Lease (11.5%)
	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,266,684
	Aurora, Colorado COP, Refunding
	Series A
1,500,000	5.000%, 12/01/26	Aa2/AA/NR	1,550,415
	Brighton, Colorado COP Refunding
	Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,966,195
	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,658,567
	Colorado State BEST COP Series K
2,500,000	5.000%, 03/15/30	Aa2/AA-/NR	2,886,975
2,500,000	5.000%, 03/15/31	Aa2/AA-/NR	2,874,850
	Colorado State BEST COP Series M
2,000,000	5.000%, 03/15/31	Aa2/AA-/NR	2,330,660
	Colorado State Higher Education
	Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,963,797

6 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	Denver, Colorado City & County COP,
	Convention Center Expansion
	Project Series 2018A
$1,500,000	5.000%, 06/01/30	Aa2/AA+/AA+	$1,715,025
	Denver, Colorado City & County COP
	(Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,240,885
	Douglas County, Colorado COP
	(Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,783,269
	Foothills Park and Recreation District,
	Colorado COP Refunding &
	Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,577,713
	Jefferson County, Colorado School
	District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,142,560
	Rangeview Library District Project,
	Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	2,887,698
	Thompson School District No R2-J
	(Larimer, Weld And Boulder
	Counties, Colorado COP, Series
	2014
750,000	4.500%, 12/01/26	Aa3/NR/NR	823,927
	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,542,782
	Total Lease		31,212,002

	Sales Tax (4.2%)
	Boulder, Colorado General Fund
	Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AAA/NR	2,361,769
	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa3/NR/NR	1,165,270
	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,084,375

7 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Sales Tax (continued)
	Commerce City, Colorado Sales & Use
	Tax
$500,000	5.000%, 08/01/28 AGMC Insured	A2/AA/NR	$574,195
500,000	5.000%, 08/01/29 AGMC Insured	A2/AA/NR	569,680
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,139,210
	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,052,114
	Pueblo, Colorado Urban Renewal
	Authority, Refunding &
	Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,354,300
	Westminster, Colorado Economic
	Development Authority, Mandalay
	Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A+/NR	1,148,500
	Total Sales Tax		11,449,413

	Transportation (0.8%)
	Regional Transportation District,
	Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/A/AA-	2,285,300

	Water & Sewer (8.4%)
	Arapahoe, Colorado Water &
	Wastewater Public Improvement
	District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,510,634
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,156,068
	Broomfield, Colorado Sewer and Waste
	Water
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,077,463
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,701,001
	Broomfield, Colorado Water Activity
	Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	3,674,113

8 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (continued)
	Colorado Water Resource & Power
	Development Authority
$925,000	5.000%, 09/01/25	Aaa/AAA/AAA	$1,077,357
	Denver, Colorado City and County
	Board Water Commissioners Master
	Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,059,490
	Denver, Colorado City and County Board
	Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,006,774
	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	1,983,972
	North Weld County, Colorado Water
	District Enterprise Revenue
	Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,564,986
	Parker, Colorado Water & Sanitation
	District Water & Sewer Enterprise
	Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA+/NR	1,086,530
	Thornton, Colorado Water Enterprise
	Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,128,152
	Woodmoor, Colorado Water &
	Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,728,569
	Total Water & Sewer		22,755,109
	Total Revenue Bonds		124,226,171

9 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal	Pre-Refunded Bonds\Escrowed to	Moody's, S&P
Amount	Maturity (21.5%)††	and Fitch	Value
	Pre-Refunded General Obligation
	Bonds (4.1%)
	Metropolitan District (0.8%)
	Park Creek Metropolitan District,
	Colorado Revenue Refunding &
	Improvement - Senior Property Tax
	Support
$2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/NR	$2,081,020

	School Districts (3.3%)
	Arapahoe County, Colorado School
	District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,525,826
	Boulder, Larimer & Weld Counties,
	Colorado
1,500,000	5.000%, 12/15/28	Aa2/AA/NR	1,509,765
	Denver, Colorado City & County School
	District No. 1
3,000,000	5.250%, 12/01/27	Aa2/AA+/NR	3,065,700
	Gunnison Watershed, Colorado School
	District
1,025,000	5.250%, 12/01/26	Aa2/AA/NR	1,030,812
	Total School Districts		9,132,103
	Total Pre-Refunded General Obligation
	Bonds		11,213,123

	Pre-Refunded\ Escrowed to Maturity
	Revenue Bonds (17.4%)
	Electric (1.7%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
1,705,000	4.750%, 11/15/27	NR/NR/NR*	1,756,423
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A-1
165,000	4.000%, 11/15/26	NR/NR/NR*	171,498
160,000	4.000%, 11/15/27	NR/NR/NR*	166,301
	Colorado Springs, Colorado Utilities
	Revenue Refunding Series B
865,000	5.250%, 11/15/23	NR/NR/NR*	868,581
420,000	5.250%, 11/15/23	Aa2/AA/NR	421,714

10 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal	Pre-Refunded Bonds\Escrowed to	Moody's, S&P
Amount	Maturity (continued)	and Fitch	Value
	Pre-Refunded\ Escrowed to Maturity
	Revenue Bonds (continued)
	Electric (continued)
	Colorado Springs, Colorado Utilities
	Revenue, Series C-2
$1,060,000	5.000%, 11/15/23	Aa2/AA/AA	$1,178,900
	Total Electric		4,563,417

	Higher Education (5.7%)
	Adams State College, Colorado
	Auxiliary Facilities Improvement
	Series A
1,000,000	5.200%, 05/15/27 SHEIP Insured	Aa2/AA/NR	1,020,200
	Colorado Educational & Cultural
	Facility Authority, University Corp.
	Atmosphere Project, Refunding
765,000	5.000%, 09/01/22	NR/NR/NR*	806,685
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,724,091
	Colorado School of Mines Enterprise
	Refunding & Improvement
1,455,000	5.000%, 12/01/24 SHEIP Insured	Aa2/AA/NR	1,462,653
	Colorado State Board of Governors
	University Enterprise System, Series A
2,300,000	5.000%, 03/01/25 SHEIP Insured	Aa2/AA/NR	2,521,766
	University of Colorado Enterprise
	System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,448,905
2,000,000	5.000%, 06/01/27	Aa1/NR/AA+	2,040,520
	University of Colorado Enterprise
	System, Series A
2,000,000	4.750%, 06/01/27	Aa1/NR/AA+	2,141,400
	Western State College, Colorado
	Institutional Enterprise, Series A
1,160,000	5.000%, 05/15/24 SHEIP Insured	Aa2/AA/NR	1,215,344
	Western State College, Colorado
1,020,000	5.000%, 05/15/27 SHEIP Insured	Aa2/AA/NR	1,039,360
	Total Higher Education		15,420,924

11 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal	Pre-Refunded Bonds\Escrowed to	Moody's, S&P
Amount	Maturity (continued)	and Fitch	Value
	Pre-Refunded\ Escrowed to Maturity
	Revenue Bonds (continued)
	Hospital (0.8%)
	Colorado Health Facility Authority
	Hospital Revenue, NCMC, Inc.
	Project, Series A
$2,000,000	5.250%, 05/15/26 AGMC Insured	NR/AA/NR	$2,041,020

	Lease (6.6%)
	Adams 12 Five Star Schools, Colorado
	COP
500,000	5.000%, 12/01/25	Aa3/A/NR	502,630
	Adams County, Colorado Corrections
	Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,608,288
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,206,456
	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,105,760
	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,161,490
	Colorado State Higher Education
	Capital Construction Lease
2,000,000	5.250%, 11/01/23	Aa2/AA-/NR	2,005,580
	Douglas County, Colorado School
	District No. RE-1 Douglas & Elbert
	Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,102,737
	Garfield County, Colorado COP Public
	Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,039,080
	Rangeview Library District Project,
	Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa2/AA/NR	2,224,387
1,000,000	5.000%, 12/15/28 AGC Insured	Aa2/AA/NR	1,006,510
	Total Lease		17,962,918

12 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal	Pre-Refunded Bonds\Escrowed to	Moody's, S&P
Amount	Maturity (continued)	and Fitch	Value
	Pre-Refunded\ Escrowed to Maturity
	Revenue Bonds (continued)
	Sales Tax (1.5%)
	Denver, Colorado City & County Excise
	Tax Refunding Series A
$4,000,000	5.250%, 09/01/19 AGMC Insured ETM	NR/AA/NR	$4,120,400

	Miscellaneous Revenue (1.1%)
	Colorado Educational & Cultural
	Facility Authority, Independent
	School Revenue Refunding, Kent
	Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,029,370
	Colorado Educational & Cultural
	Facility Authority, Independent
	School Revenue Refunding, Vail
	Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,931,493
	Total Miscellaneous Revenue		2,960,863
	Total Pre-Refunded\ Escrowed to
	Maturity Revenue Bonds		47,069,542
	Total Pre-Refunded\ Escrowed to
	Maturity Bonds		58,282,665
	Total Investments (cost $263,397,003-
	note 4)	97.8%	265,672,521
	Other assets less liabilities	2.2	5,965,143
	Net Assets	100.0%	$271,637,664

13 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

Percentage of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody's or AAA of S&P or Fitch	2.1%
Prerefunded bonds\ ETM bonds ††	21.9
Aa of Moody's or AA of S&P or Fitch	66.4
A of Moody's or S&P or Fitch	9.2
Baa of Moody's or BBB of S&P or Fitch	0.4
100.0%

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
ETM - Escrowed to Maturity
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSROs. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed inescrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

14 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018 (unaudited)

ASSETS
Investments at value (cost $263,397,003)	$265,672,521
Cash	2,983,721
Interest receivable	3,384,729
Receivable for Fund shares sold	97,156
Other assets	18,970
Total assets	272,157,097
LIABILITIES
Payable for Fund shares redeemed	309,450
Management fee payable	107,451
Dividends payable	64,391
Distribution and service fees payable	182
Accrued expenses payable	37,959
Total liabilities	519,433

NET ASSETS	$271,637,664
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$265,683
Additional paid-in capital	270,953,012
Net unrealized appreciation on investments (note 4)	2,275,518
Accumulated net realized loss on investments	(1,871,639)
Undistributed net investment income	15,090
	$271,637,664
CLASS A
Net Assets	$190,026,502
Capital shares outstanding	18,595,828
Net asset value and redemption price per share	$10.22
Maximum offering price per share (100/96 of $10.22)	$10.65
CLASS C
Net Assets	$12,948,075
Capital shares outstanding	1,270,091
Net asset value and offering price per share	$10.19
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.19	*

CLASS Y
Net Assets	$68,663,087
Capital shares outstanding	6,702,408
Net asset value, offering and redemption price per share	$10.24

See accompanying notes to financial statements.

15 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER, 30, 2018 (unaudited)

Investment Income
Interest income		$4,305,224
Expenses
Management fee (note 3)	$697,882
Distribution and service fees (note 3)	119,076
Transfer and shareholder servicing agent fees	52,355
Trustees’ fees and expenses (note 7)	50,034
Legal fees	43,863
Registration fees and dues	15,627
Shareholders’ reports	11,889
Auditing and tax fees	11,505
Insurance	6,331
Chief compliance officer services (note 3)	5,572
Custodian fees	5,250
Miscellaneous	28,911
Total Expenses	1,048,295

Management fees waived (note 3)	(27,915)
Net expenses		1,020,380
Net investment income		3,284,844

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities
transactions	(133,254)
Change in unrealized appreciation on
investments	(2,296,840)
Net realized and unrealized gain (loss)
on investments		(2,430,094)
Net change in net assets resulting from operations		$854,750

See accompanying notes to financial statements.

16 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(unaudited)	March 31, 2018
OPERATIONS:
Net investment income	$3,284,844	$7,492,654
Realized gain (loss) from securities transactions	(133,254)	191,227
Change in unrealized appreciation on
investments	(2,296,840)	(5,950,101)
Change in net assets resulting from operations	854,750	1,733,780

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(2,326,243)	(5,097,512)

Class C Shares:
Net investment income	(101,418)	(281,609)

Class Y Shares:
Net investment income	(855,574)	(2,103,049)
Change in net assets from distributions	(3,283,235)	(7,482,170)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	16,534,890	44,409,789
Reinvested dividends and distributions	2,569,874	5,801,919
Cost of shares redeemed	(32,205,172)	(69,526,366)
Change in net assets from capital share
transactions	(13,100,408)	(19,314,658)
Change in net assets	(15,528,893)	(25,063,048)

NET ASSETS:
Beginning of period	287,166,557	312,229,605
End of period*	$271,637,664	$287,166,557

*Includes undistributed net investment of:	$15,090	$13,481

See accompanying notes to financial statements.

17 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OFCOLORADO

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018 (unaudited)

1. Organization

     Aquila Tax-Free Fund of Colorado (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Fund of Colorado), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/ or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

18 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2018:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	265,672,521
Level 3 – Significant Unobservable Inputs	—
Total	$265,672,521

*	See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2015 –2017) or expected to be taken in the Fund’s 2018 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

19 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2018, the Fund increased additional paid-in capital by $19,794, increased undistributed net investment income by $9,049, and decreased accumulated realized gain by $28,843. These reclassifications had no effect on net assets or net asset value per share.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-today portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% of net assets of the Fund. The Manager has contractually agreed to waive fees through September 30, 2019 to the extent necessary in order to pass savings through to the shareholders with respect to the Sub-Advisory Agreement such that its fees are as follows: the annual rate shall be equivalent to 0.48% of net assets of the Fund up to $400 million; 0.46% of the Fund’s net assets above that amount to $1 billion and 0.44% of the Fund’s net assets above $1 billion. For the six months ended September 30, 2018, the Fund incurred management fees of $697,882 of which $27,915 was waived under the contractual fee waiver.

20 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20%. The Sub-Adviser has contractually agreed to waive its fee through September 30, 2018 such that its annual rate of fees is at 0.18% of net assets of the Fund up to $400 million; 0.16% of net assets above $400 million up to $1 billion; and 0.14% of net assets above $1 billion.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. While the Fund’s Distribution Plan applicable to Class A Shares permits the Fund to make distribution fee payments at the rate of up to 0.15% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05%. For the six months ended September 30, 2018, distribution fees on Class A Shares amounted to $48,497 of which the Distributor retained $2,542.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $52,934. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $17,645. The total of these payments with respect to Class C Shares amounted to $70,579 of which the Distributor retained $17,493.

21 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Colorado, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2018, total commissions on sales of Class A Shares amounted to $10,477of which the Distributor received $2,200.

c) Transfer and shareholder servicing fees:

The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2018, purchases of securities and proceeds from the sales of securities aggregated $6,709,841 and $17,450,789, respectively.

     At September 30, 2018, the aggregate tax cost for all securities was $263,374,077. At September 30, 2018, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to 4,054,107 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,755,663 for a net unrealized appreciation of $2,298,444.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations. At September 30, 2018, the Fund had all of its net assets invested in the securities of Colorado issuers.

22 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2018		Year Ended
	(unaudited)		March 31, 2018
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	597,205	$6,140,521	1,596,193	$16,824,779
Reinvested dividends and
distributions	184,224	1,894,692	397,825	4,185,070
Cost of shares redeemed	(1,160,886)	(11,941,305)	(2,843,641)	(29,894,097)
Net change	(379,457)	(3,906,092)	(849,623)	(8,884,248)
Class C Shares:
Proceeds from shares sold	128,544	1,318,931	162,833	1,710,084
Reinvested dividends and
distributions	8,607	88,290	23,664	248,550
Cost of shares redeemed	(354,469)	(3,637,024)	(672,183)	(7,056,082)
Net change	(217,318)	(2,229,803)	(485,686)	(5,097,448)
Class Y Shares:
Proceeds from shares sold	880,068	9,075,438	2,450,461	25,874,926
Reinvested dividends and
distributions	56,941	586,892	129,863	1,368,299
Cost of shares redeemed	(1,611,123)	(16,626,843)	(3,093,046)	(32,576,187)
Net change	(674,114)	(6,964,513)	(512,722)	(5,332,962)
Total transactions in Fund
shares	(1,270,889)	$(13,100,408)	(1,848,031)	$(19,314,658)

7. Trustees’ Fees and Expenses

     At September 30, 2018, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2018 was $41,727. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2018, such meeting-related expenses amounted to $8,307.

23 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. Due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2018, the Fund had capital loss carryover of $1,738,385 which is short-term and has no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. During the fiscal year ended March 31, 2018, the Fund utilized $191,227 of capital loss carry forward.

24 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Net tax-exempt income	$7,473,480	$8,130,528
Ordinary Income	8,690	—
	$7,482,170	$8,130,528

     As of March 31, 2018, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$143,918
Unrealized appreciation	4,575,628
Accumulated net realized gain	(1,738,385)
Other temporary differences	(133,707)
$2,847,454

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds have been parties to a $40 million credit agreement, which currently terminates on August 28, 2019 (per the August 29, 2018 amendment).  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended September 30, 2018.

25 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A

	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.31		$10.51	$10.83	$10.80	$10.45	$10.80
Income from investment operations:
Net investment income(1)	0.12		0.26	0.28	0.31	0.32	0.32
Net gain (loss) on securities
(both realized and unrealized)	(0.09)		(0.20)	(0.33)	0.03	0.35	(0.35)
Total from investment operations	0.03		0.06	(0.05)	0.34	0.67	(0.03)
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.26)	(0.27)	(0.31)	(0.32)	(0.32)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.12)		(0.26)	(0.27)	(0.31)	(0.32)	(0.32)
Net asset value, end of period	$10.22		$10.31	$10.51	$10.83	$10.80	$10.45
Total return (not reflecting sales charge)	0.32	%(3)	0.55%	(0.44)%	3.20%	6.52%	(0.20)%
Ratios/supplemental data
Net assets, end of period (in millions)	$190		$196	$208	$220	$202	$209
Ratio of expenses to average net assets	0.70	%(4)	0.68%	0.68%	0.67%	0.73%	0.74	%(2)
Ratio of net investment income to
average net assets	2.39	%(4)	2.47%	2.57%	2.89%	3.04%	3.09	%(2)
Portfolio turnover rate	2	%(3)	9%	11%	10%	8%	4%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.72	%(4)	0.70%	0.70%	0.69%	0.75%	0.76	%(2)
Ratio of net investment income to
average net assets	2.37	%(4)	2.45%	2.55%	2.87%	3.02%	3.07	%(2)

_____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.72% and 3.11%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

26 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C

	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.29		$10.49	$10.80	$10.78	$10.43	$10.78
Income from investment operations:
Net investment income(1)	0.07		0.16	0.17	0.21	0.22	0.22
Net gain (loss) on securities
(both realized and unrealized)	(0.10)		(0.20)	(0.31)	0.02	0.35	(0.35)
Total from investment operations	(0.03)		(0.04)	(0.14)	0.23	0.57	(0.13)
Less distributions (note 9):
Dividends from net investment income	(0.07)		(0.16)	(0.17)	(0.21)	(0.22)	(0.22)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.07)		(0.16)	(0.17)	(0.21)	(0.22)	(0.22)
Net asset value, end of period	$10.19		$10.29	$10.49	$10.80	$10.78	$10.43
Total return (not reflecting CDSC)	(0.26	)%(3)	(0.41)%	(1.29)%	2.18%	5.52%	(1.15)%
Ratios/supplemental data
Net assets, end of period (in millions)	$13		$15	$21	$24	$26	$28
Ratio of expenses to average net assets	1.65	%(4)	1.63%	1.62%	1.62%	1.68%	1.68	%(2)
Ratio of net investment income to
average net assets	1.44	%(4)	1.52%	1.62%	1.94%	2.09%	2.14	%(2)
Portfolio turnover rate	2	%(3)	9%	11%	10%	8%	4%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.66	%(4)	1.65%	1.64%	1.64%	1.70%	1.70	%(2)
Ratio of net investment income to
average net assets	1.42	%(4)	1.50%	1.60%	1.92%	2.07%	2.12	%(2)

_____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.67% and 2.16%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

27 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y

	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.34		$10.54	$10.86	$10.83	$10.47	$10.83
Income from investment operations:
Net investment income(1)	0.13		0.27	0.28	0.32	0.33	0.33
Net gain on securities
(both realized and unrealized)	(0.10)		(0.20)	(0.32)	0.02	0.36	(0.36)
Total from investment operations	0.03		0.07	(0.04)	0.34	0.69	(0.03)
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.27)	(0.28)	(0.31)	(0.33)	(0.33)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.13)		(0.27)	(0.28)	(0.31)	(0.33)	(0.33)
Net asset value, end of period	$10.24		$10.34	$10.54	$10.86	$10.83	$10.47
Total return	0.25	%(3)	0.61%	(0.38)%	3.24%	6.66%	(0.24)%
Ratios/supplemental data
Net assets, end of period (in millions)	$69		$76	$83	$79	$62	$45
Ratio of expenses to average net assets	0.65	%(4)	0.63%	0.63%	0.62%	0.68%	0.68	%(2)
Ratio of net investment income to
average net assets	2.44	%(4)	2.52%	2.62%	2.94%	3.08%	3.14	%(2)
Portfolio turnover rate	2	%(3)	9%	11%	10%	8%	4%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.67	%(4)	0.65%	0.65%	0.64%	0.70%	0.70	%(2)
Ratio of net investment income to
average net assets	2.42	%(4)	2.50%	2.60%	2.92%	3.06%	3.12	%(2)

_____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.66% and 3.16%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

28 | Aquila Tax-Free Fund of Colorado

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”), to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2018. The independent Trustees met telephonically on August 13, 2018 and in person on September 15, 2018 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory and Sub-Advisory Agreements.

     At the meeting held on September 15, 2018, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2019. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

29 | Aquila Tax-Free Fund of Colorado

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns. They considered that Mr. Johns is based in Denver, Colorado and that he has a comprehensive understanding regarding the economy of the State of Colorado and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies. The Trustees also noted that the Fund did not own any Puerto Rico municipal bonds during the review period.

     The Trustees considered that the Manager supervised and monitored the performance of the Sub-Adviser. The Trustees also considered that the Manager and the Sub-Adviser had provided all advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

     The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A Shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (one Colorado intermediate and four long municipal bond funds, as classified by Morningstar, that charge a front-end sales charge);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was lower than the average annual total return of the funds in the Peer Group for the one, three, five and ten-year periods ended June 30, 2018. The Trustees also considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the five and ten-year periods ended June 30, 2018, but lower than the average annual return of the funds in the Product Category for Performance for the one and three-year periods ended June 30, 2018. The Trustees further noted that the Fund’s average annual return was higher than the average annual total return of the benchmark index for the five-year period ended June 30, 2018, but lower than the average annual total return of the benchmark index for the one, three and ten-year periods ended June 30, 2018. The Trustees considered that the Fund invests primarily in municipal obligations issued by the State of Colorado, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges.

30 | Aquila Tax-Free Fund of Colorado

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the first and second quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2018, respectively. The Trustees further noted that the Fund’s Sharpe ratio was in the fourth and second quintile for the three and five-year periods ended June 30, 2018, respectively, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

     The Trustees discussed the Fund’s performance record with the Manager and the Sub-Adviser and considered the Manager’s and Sub-Adviser’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s somewhat higher-quality portfolio and lower duration.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory and Sub-Advisory Fees and Fund Expenses

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was only 0.003% higher than the average, and equal to the median, contractual advisory fee of the funds in the Peer Group (at the Fund’s current asset level) and 0.011% higher than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at the Fund’s current asset level). The Trustees noted that the Fund’s actual management fee (after giving effect to the fee waiver) was higher than the average actual management fee of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds). They noted, however, that the Fund’s actual expenses (for Class A shares), after giving effect to fee waivers and expense reimbursements) were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

31 | Aquila Tax-Free Fund of Colorado

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Fund. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. They noted that the Sub-Adviser has agreed, through a contractual waiver of its sub-advisory fees, to include breakpoints in its fee schedule based on the size of the Fund. In addition, it was noted that the Manager had contractually agreed to waive its fees to the extent necessary in order to pass the benefits of the breakpoints in the sub-advisory fee schedule and the Sub-Adviser’s fee waiver under the Sub-Advisory Agreement to the shareholders of the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

32 | Aquila Tax-Free Fund of Colorado

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

33 | Aquila Tax-Free Fund of Colorado

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/18 –	Value	4/1/18 –	Expense
Class	4/1/18	9/30/18	9/30/18	9/30/18	9/30/18	Ratio
A	$1,000	$1,003.20	$3.52	$1,021.56	$3.55	0.70%
C	$1,000	$ 997.40	$8.26	$1,016.80	$8.34	1.65%
Y	$1,000	$1,002.50	$3.26	$1,021.81	$3.29	0.65%
(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

34 | Aquila Tax-Free Fund of Colorado

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds. com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2018, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2018, $7,473,480 of dividends paid by Aquila Tax-Free Fund of Colorado, constituting 99.9% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2019, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2018 calendar year.

35 | Aquila Tax-Free Fund of Colorado

Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

KIRKPATRICK PETTIS CAPITAL MANAGEMENT

1550 Market Street, Suite 300

Denver, Colorado 80202

Board of Trustees

Thomas A. Christopher, Chair

Diana P. Herrmann, Vice Chair

Ernest Calderón

Gary C. Cornia

Grady Gammage, Jr.

Glenn P. O’Flaherty

James R. Ramsey

Laureen L. White

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Craig T. DiRuzzo, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2018

Aquila Tax-Free Fund For Utah “Proper Asset Allocation –A Strategy For All Seasons” Serving Utah investors since 1992

November, 2018

Dear Fellow Shareholder:

     Financial news, and the often resulting market volatility, can cause even the most seasoned investor to ask, “What should I do now?”

     We believe you will generally be in a better position to weather changing economic situations, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs? And, have you periodically revisited your portfolio structure to make sure that your allocation remains in line with your investment goals, given changing market conditions and changes in your personal circumstances, including current risk tolerance?

     Asset allocation is an investment strategy that strives to balance risk and reward by  diversifying assets according to your specific needs. In developing this strategy, your considerations should include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family would like to achieve).

      Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

     Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

     The way you allocate your investment portfolio among stocks, bonds, and cash/ cash equivalents will be the principal determinants of your investment results –secondary to your selection of individual securities.

NOT A PART OF THE SEMI- ANNUAL REPORT

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on changing needs, not on headlines.

     A properly constructed portfolio based on sound asset allocation may generally help you weather all seasons.

Sincerely,

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Interest rates in the U.S. have begun to rise after having been at historical lows for some time, so the Fund faces a heightened risk that interest rates may continue to rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI- ANNUAL REPORT

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (15.4%)	and Fitch	Value

	City and County (5.8%)
	Carson City, Nevada
$1,000,000	5.000%, 05/01/28	A1/AA-/NR	$1,131,360
	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA+/NR	2,355,833
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA+/NR	1,035,990
	Henderson, Nevada Refunding Various
	Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,101,040
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	840,427
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	832,935
	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,113,750
	North Las Vegas, Nevada Limited Tax
1,000,000	5.000%, 06/01/31 Series 2018 AGMC
	Insured	A2/AA/NR	1,140,530
	Port Houston Authority, Texas Harris
	County
1,000,000	5.000%, 10/01/29 AMT Series A	Aaa/AAA/NR	1,173,530
	Port of Olympia, Washington Limited
	Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,563,984
	Provo City, Utah
760,000	4.000%, 01/01/22	Aa1/AA+/NR	805,326
1,825,000	4.000%, 01/01/23	Aa1/AA+/NR	1,958,991
	Reedy Creek, Florida Improvement
	District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,126,890
	Reno, Nevada Capital Improvement
	Refunding
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,100,580
	Salt Lake City, Utah
1,000,000	5.000%, 06/15/22	Aaa/NR/AAA	1,103,510
	Salt Lake County, Utah
1,875,000	5.000%, 12/15/23 Series B	Aaa/AAA/AAA	2,126,756
	Washoe County, Nevada Refunding
	Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,148,420
	Total City and County		22,659,852

1  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Hospital (0.3%)
	King County, Washington Public
	Hospital District No. 002,
	Refunding, Evergreen Healthcare
$1,000,000	5.250%, 12/01/28	Aa3/A/NR	$1,061,670

	Local Public Property (0.3%)
	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,121,440

	Public Schools (5.7%)
	Clark County, Nevada School District
	Limited Tax
1,645,000	5.000%, 06/15/28 Series D	A1/A+/NR	1,852,089
2,000,000	4.000%, 06/15/30 Series D	A1/A+/NR	2,078,600
	Davis County, Utah School District
	(School Board Guaranty Program)
4,395,000	4.000%, 06/01/25 Series B	Aaa/NR/NR	4,785,056
	Granite School District, Utah, Salt
	Lake County (School Board
	Guaranty Program)
1,000,000	5.000%, 06/01/26 Series B	Aaa/NR/AAA	1,175,630
	Lewis County, Washington School
	District No. 302 Chehalis (School
	Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aa1/NR/NR	1,130,910
	Lewis & Thurston Counties,
	Washington School District No.
	401 Centalia (School Board
	Guaranty Program)
1,230,000	5.000%, 12/01/35	Aa1/NR/NR	1,394,525
	Nebo School District, Utah County,
	Utah (School Board Guaranty
	Program)
2,000,000	5.000%, 07/01/25 Series C	Aaa/NR/AAA	2,318,020
	Washington County, Utah School District
	(School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,347,280
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,495,288

2  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Public Schools (continued)
	Wylie, Texas Independent School
	District Capital Appreciation
$1,000,000	zero coupon, 08/15/32 PSF Guaranteed.	Aaa/NR/NR	$600,580
	Total Public Schools		22,177,978

	State (2.1%)
	Texas State Transportation Commission
	Highway Improvement
1,000,000	5.000%, 04/01/29	Aaa/AAA/AAA	1,124,380
	Texas State Transportation Commission
	Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,138,240
	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,139,210
	Utah State
1,000,000	5.000%, 07/01/27	Aaa/AAA/AAA	1,195,290
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,190,100
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,184,080
1,000,000	4.000%, 07/01/30	Aaa/AAA/AAA	1,077,850
	Total State		8,049,150

	Water and Sewer (1.2%)
	Central Utah Water Conservancy
	District Refunding
1,300,000	5.000%, 04/01/29 Series A	NR/AA+/AA+	1,385,683
765,000	5.000%, 04/01/28 Series B	NR/AA+/AA+	815,811
	Las Vegas Valley, Nevada Water
	District Refunding
1,200,000	5.000%, 06/01/30 Series C	Aa1/AA+/NR	1,283,544
	Magna Water District, Utah
540,000	4.000%, 06/01/21	NR/AA/NR	567,151
490,000	4.000%, 06/01/22	NR/AA/NR	522,119
	Total Water and Sewer		4,574,308
	Total General Obligation Bonds		59,644,398

3  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (68.4%)	and Fitch	Value

	Airport (4.7%)
	Brownsville, Texas Combination
	Tax and Airport, Certificates of
	Obligation
$500,000	5.000%, 02/15/28 AMT Series 2018†††	Aa3/AA/NR	$558,305
	Broward County, Florida Airport
	System Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A+	1,032,150
	Clark County, Nevada Passenger
	Facilities Charge Las Vegas-
	McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,550,775
	Dallas/Fort Worth, Texas International
	Airport
1,600,000	5.000%, 11/01/30 Series B	A1/A+/A+	1,679,248
	Houston, Texas Airport System
	Subordinate Lien Refunding
1,000,000	5.000%, 07/01/29 AMT Series C	A1/NR/A	1,156,910
	Miami-Dade County, Florida Aviation
	Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,764,797
	Salt Lake City, Utah Airport Revenue,
	Salt Lake City International Airport
3,750,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	4,316,887
2,100,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	2,381,169
1,240,000	5.000%, 07/01/30 Series B	A2/A+/NR	1,431,568
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	575,170
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,719,270
	Total Airport		18,166,249

	Charter Schools (9.3%)
	Utah State Charter School Finance
	Authority George Washington
	Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,613,895
	Utah State Charter School Finance
	Authority Good Foundations
	Academy
740,000	4.750%, 11/15/24 Series A 144A.	NR/NR/NR*	739,985
1,655,000	5.550%, 11/15/34 Series A 144A.	NR/NR/NR*	1,654,901
3,280,000	5.850%, 11/15/44 Series A 144A.	NR/NR/NR*	3,279,639

4  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Charter Schools (continued)
	Utah State Charter School Finance
	Authority Hawthorn Academy
	Project
$2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	$2,369,874
	Utah State Charter School Finance
	Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,424,059
	Utah State Charter School Finance
	Authority Legacy Preparatory
	Academy
405,000	4.000%, 04/15/22	NR/AA/NR	423,197
440,000	4.000%, 04/15/24	NR/AA/NR	465,973
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,765,062
	Utah State Charter School Finance
	Authority Monticello Academy
	(School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,067,620
	Utah State Charter School Finance
	Authority Ogden Preparatory
	Academy (School Board Guaranty
	Program)
475,000	4.000%, 10/15/22	NR/AA/NR	498,090
505,000	4.000%, 10/15/23	NR/AA/NR	528,957
525,000	4.000%, 10/15/24	NR/AA/NR	546,840
	Utah State Charter School Finance
	Authority Providence Hall
	Elementary School (School Board
	Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,098,540
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,075,390
	Utah State Charter School Finance
	Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	544,460
	Utah State Charter School Finance
	Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	563,675
500,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	573,940
475,000	5.000%, 10/15/28 Series 2018	NR/AA/NR	542,830

5  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Charter Schools (continued)
	Utah State Charter School Finance
	Authority Venture Academy
$240,000	0.500%, 10/15/19	NR/AA/NR	$235,649
675,000	4.000%, 10/15/24	NR/AA/NR	708,892
855,000	5.000%, 10/15/29	NR/AA/NR	926,162
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,185,513
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,171,968
	Utah State Charter School Finance
	Authority Voyage Academy
1,350,000	5.000%, 03/15/27 144A	NR/NR/NR*	1,356,723
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,444,636
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,751,170
	Utah State Charter School Finance
	Authority Wasatch Peak Academy
	Project (School Board Guaranty
	Program)
740,000	5.000%, 10/15/29	NR/AA/NR	801,672
700,000	5.000%, 10/15/36	NR/AA/NR	746,095
	Total Charter Schools		36,105,407

	Electric (7.7%)
	Consolidated Wyoming Municipalities
	Electric Facilities Improvement
	Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/A+/NR	1,100,690
	Jacksonville Electric Authority, Florida
	Electric System Revenue
35,000	4.500%, 10/01/32 Series Three 2012A	Aa2/A+/NR	36,486
	Unrefunded Balance
	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	600,059
850,000	5.000%, 06/01/31	NR/A+/NR	972,485
1,000,000	5.000%, 06/01/35	NR/A+/NR	1,128,170
	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A2/A/A	1,498,959
	Lower Colorado River Authority, Texas
	Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,116,690

6  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Electric (continued)
	San Antonio, Texas Electric & Gas
	Revenue System
$1,250,000	4.000%, 02/01/33	Aa1/AA/AA+	$1,304,862
	Southeast Alaska Power
	Agency Electric Refunding &
	Improvement
1,170,000	5.250%, 06/01/30	NR/A-/NR	1,314,986
	St. George, Utah Electric Revenue
1,620,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,692,835
	Utah Associated Municipal Power
	System Revenue, Horse Butte Wind
	Project
750,000	5.000%, 09/01/24 Series A	NR/A/A	850,702
445,000	5.000%, 09/01/25 Series A	NR/A/A	510,357
375,000	5.000%, 09/01/30 Series 2017B	NR/A/A	429,810
	Utah Associated Municipal Power
	System Revenue Refunding, Payson
	Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,153,120
1,000,000	5.000%, 04/01/25	NR/A-/A	1,075,360
6,375,000	5.000%, 04/01/26	NR/A-/A	6,847,770
	Utah Associated Municipal Power
	System Revenue, Veyo Heat
	Recovery Project
795,000	5.000%, 03/01/30	NR/A/A	886,139
905,000	5.000%, 03/01/32	NR/A/A	1,003,183
745,000	5.000%, 03/01/34	NR/A/A	821,728
	Utah State Municipal Power
	Agency Power Supply System
	Revenue
330,000	5.000%, 07/01/23	NR/A+/A+	368,739
3,000,000	5.000%, 07/01/38 Series B	NR/A+/A+	3,330,840
	Wyoming Municipal Power Agency
	Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI
	Insured	A2/AA/NR	763,074
	Total Electric		29,807,044

7  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (8.9%)
	Florida Higher Education Facilities
	Authority Revenue, Refunding,
	Rollins College Project
$1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	$1,081,770
	Salt Lake County, Utah Westminster
	College Project
685,000	5.000%, 10/01/19	NR/BBB/NR	702,241
720,000	5.000%, 10/01/20	NR/BBB/NR	753,278
555,000	5.000%, 10/01/21	NR/BBB/NR	590,365
790,000	5.000%, 10/01/22	NR/BBB/NR	851,881
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,168,418
955,000	5.000%, 10/01/28	NR/BBB/NR	1,035,296
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,019,094
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,084,053
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,134,832
	South Dakota Board of Regents,
	Housing & Auxiliary Facilities
	System
500,000	5.000%, 04/01/28	Aa3/NR/NR	572,545
	University of South Florida Financing
	Corp., Florida COP Refunding
	Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,113,540
	University of Wyoming Facilities
500,000	4.000%, 06/01/31	Aa2/NR/NR	523,165
	Utah State Board of Regents, Dixie
	State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,043,828
660,000	5.000%, 06/01/35 Series B AGMC
	Insured	NR/AA/NR	744,454
690,000	5.000%, 06/01/36 Series B AGMC
	Insured	NR/AA/NR	775,526
	Utah State Board of Regents Lease
	Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	410,808
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	425,854
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	450,972
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,257

8  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Utah State Board of Regents, Student
	Building Fee, Salt Lake Community
	College
$1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	$1,484,899
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,141,550
	Utah State Board of Regents, Student
	Facilities System Revenue, Weber
	State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	893,903
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	239,300
	Utah State Board of Regents,
	University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	590,660
530,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	602,016
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	677,544
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	519,680
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,134,880
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,694,520
	Utah State Board of Regents, Utah
	State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,160,438
	Utah State Board of Regents, Utah
	Valley University Student Center
	Building Fee And Unified System
	Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,311,841
	Washington State Higher Education
	Facilities Authority Revenue,
	Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,300,722
	Total Higher Education		34,354,130

	Hospital (1.4%)
	Brevard County, Florida Health
	Facilities Authority Health First Inc.
	Project
750,000	5.000%, 04/01/30	A2/A/NR	825,097

9  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Harris County, Texas Health Facilities
	Development Corp., Christus
	Health
$540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	$557,717
	Miami-Dade County, Florida Public
	Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,116,750
	Utah County, Utah Hospital Revenue,
	IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,299,351
880,000	5.000%, 05/15/28	Aa1/AA+/NR	947,496
500,000	5.000%, 05/15/29	Aa1/AA+/NR	538,085
	Total Hospital		5,284,496

	Housing (1.0%)
	North Dakota Housing Finance
	Agency, Home Mortgage Finance
	Program
400,000	3.000%, 07/01/27 Series A	Aa1/NR/NR	400,296
	Utah Housing Corporation Single
	Family Mortgage
45,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	44,998
265,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	267,231
75,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	75,263
160,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	160,627
1,010,000	4.000%, 01/01/36 Series D FHA
	Insured	Aa3/AA-/AA-	1,015,515
	Wyoming Community Development
	Authority Housing Revenue
820,000	2.550%, 12/01/23 Series 1	Aa1/AA+/NR	819,590
500,000	3.000%, 12/01/27 Series 1	Aa1/AA+/NR	494,845
400,000	2.450%, 06/01/26 Series 5	Aa1/AA+/NR	382,176
	Total Housing		3,660,541

	Local Public Property (12.7%)
	Brigham, Utah Special Assessment
	Voluntary Assessment Area
975,000	5.250%, 08/01/23	A1/NR/NR	999,151
90,000	5.500%, 08/01/29	A1/NR/NR	92,413

10  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	Civicventures, Alaska Revenue
	Refunding, Anchorage Convention
	Center
$1,000,000	5.000%, 09/01/28	NR/A/AA-	$1,116,080
1,000,000	5.000%, 09/01/29	NR/A/AA-	1,112,140
1,000,000	5.000%, 09/01/30	NR/A/AA-	1,109,520
	Clark County, Nevada Improvement
	District Special Local Improvement
	#128 (Summerlin)
490,000	5.000%, 02/01/21 Series A	NR/NR/NR*	493,474
	Downtown Redevelopment Authority,
	Texas Tax Increment Contract
	Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,125,350
	Eagle Mountain, Utah Special
	Assessment Area
345,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	373,069
	Harris County, Texas Sports Refunding
	Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	553,450
	Houston, Texas Hotel Occupancy Tax
	and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A-/NR	1,100,220
	Jacksonville, Florida Special Revenue
	and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA/AA-	1,137,754
	Mesquite, Nevada New Special
	Improvement District
180,000	5.350%, 08/01/19	NR/NR/NR*	181,004
75,000	5.400%, 08/01/20	NR/NR/NR*	75,385
270,000	5.500%, 08/01/25	NR/NR/NR*	270,683
	Midvale, Utah Redevelopment Agency
	Tax Increment & Sales Tax Revenue
	Refunding
750,000	5.000%, 05/01/28	NR/AA-/NR	865,170
1,000,000	5.000%, 05/01/32	NR/AA-/NR	1,135,710
	Orange County, Florida Tourist
	Development Tax Revenue
	Refunding
1,000,000	5.000%, 10/01/30	Aa3/AA-/AA	1,131,450

11  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	Orem, Utah Special Assessment
$140,000	7.750%, 11/01/25	NR/NR/NR*	$140,253
	Salt Lake City, Utah Local Building
	Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,016,063
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	688,314
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	416,551
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	442,395
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,220,243
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	475,732
	Salt Lake City, Utah Mosquito
	Abatement District Local Building
	Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	849,654
810,000	5.000%, 02/15/31	Aa3/NR/NR	935,574
	South Jordan, Utah Special Assessment
	(Daybreak Assessment Area No. 1)
1,335,000	4.000%, 11/01/27	NR/AA+/NR	1,423,230
1,690,000	4.000%, 11/01/28	NR/AA+/NR	1,794,222
1,460,000	4.000%, 11/01/30	NR/AA+/NR	1,531,934
	St. Augustine, Florida Capital
	Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/AA/A+	550,475
	St. Lucie County, Florida School Board
	COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	545,305
	Tooele County, Utah Municipal
	Building Authority Lease Revenue
	Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	912,220
885,000	4.000%, 12/15/29	NR/AA-/NR	941,020
920,000	4.000%, 12/15/30	NR/AA-/NR	970,720
	Unified Utah Fire Service Area Local
	Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,462,518
2,450,000	4.000%, 04/01/33	Aa2/NR/NR	2,551,700

12  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	Washington County, Utah Municipal
	Building Authority Lease Revenue
$500,000	5.000%, 10/01/32	Aa3/NR/NR	$560,810
500,000	5.000%, 10/01/37	Aa3/NR/NR	551,555
	Weber County, Utah Special
	Assessment Summit Mountain Area
1,585,000	5.500%, 01/15/28	NR/AA-/NR	1,786,691
4,110,000	5.750%, 01/15/33	NR/AA-/NR	4,653,137
	West Jordan, Utah Municipal Building
	Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,130,640
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,112,690
	West Palm Beach, Florida Community
	Redevelopment Agency Tax
	Increment Revenue Refunding
1,500,000	5.250%, 03/01/31	NR/A/AA-	1,703,265
	West Valley City, Utah Municipal
	Building Authority Lease Revenue
	Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	930,015
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,128,330
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	824,402
	West Valley City, Utah Redevelopment
	Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA-/NR	2,092,275
	Total Local Public Property		49,213,956

	Public Schools (1.3%)
	Alpine, Utah Local Building Authority
	School District Lease Revenue
985,000	4.000%, 03/15/28	Aa2/NR/NR	1,065,701
	Ogden City, Utah Municipal Building
	Authority School District Lease
	Revenue
1,125,000	5.000%, 01/15/30†††	A1/NR/NR	1,290,330
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,442,621

13  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Public Schools (continued)
	Uintah County, Utah School District
	Municipal Building Authority Lease
	Revenue Refunding
$1,351,000	2.000%, 08/01/22	NR/NR/NR*	$1,325,669
	Total Public Schools		5,124,321

	Sales Tax (6.3%)
	Central Puget Sound, Washington
	Regional Transit Authority Sales &
	Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,137,640
	Cottonwood Heights, Utah Sales Tax
	Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,217,440
	Herriman City, Utah Sales & Franchise
	Tax Revenue Refunding
2,040,000	4.000%, 08/01/25 Series B	NR/AA-/NR	2,172,518
2,135,000	4.000%, 08/01/30 Series B	NR/AA-/NR	2,253,749
1,515,000	5.000%, 08/01/33 Series B	NR/AA-/NR	1,694,861
	Miami-Dade County, Florida Transit
	System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,112,900
	Reno, Nevada Sales Tax Revenue, First
	Lien, ReTRAC-Reno Transportation
	Rail Access Corridor Project
500,000	5.000%, 06/01/26	A3/NR/NR	570,935
	Riverton City, Utah Franchise & Sales
	Tax Revenue
750,000	4.000%, 06/01/30	NR/AA-/AAA	784,350
1,000,000	5.250%, 12/01/36	NR/AA-/AAA	1,111,010
	Salt Lake County, Utah Sales Tax
	Revenue
2,000,000	5.000%, 02/01/24 Series A	NR/AAA/AAA	2,178,160
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,741,192
	South Jordan, Utah Redevelopment
	Agency Subordinated Sales Tax & Tax
	Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA-/AAA	1,127,330

14  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Sales Tax (continued)
	Summit County, Utah Transportation
	Sales Tax Revenue
$1,450,000	4.000%, 12/15/29 Series 2018	NR/AA-/NR	$1,554,168
	Utah Transit Authority Sales Tax
	Revenue Subordinated
1,000,000	4.000%, 12/15/30	A1/A+/AA	1,054,200
1,000,000	5.000%, 12/15/32	A1/A+/AA	1,150,880
	Utah Transit Authority Sales Tax
	Revenue Subordinated, Capital
	Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	577,450
	West Valley City, Utah Sales Tax
	Revenue Capital Appreciation
	Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,699,145
	Total Sales Tax		24,137,928

	State Agency (1.7%)
	Utah Infrastructure Agency Layton City
	Telecommunications & Franchise Tax
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	577,195
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
1,660,000	3.000%, 10/15/20 Series A	NR/NR/BBB-	1,675,704
610,000	5.000%, 10/15/21 Series A	NR/NR/BBB-	650,998
640,000	5.000%, 10/15/22 Series A	NR/NR/BBB-	692,864
	Utah State Building Ownership
	Authority Lease Revenue Refunding
	State Facilities Master Lease
	Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,138,710
905,000	4.000%, 05/15/29	Aa1/AA+/NR	989,563
940,000	4.000%, 05/15/30	Aa1/AA+/NR	1,019,956
	Total State Agency		6,744,990

15  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (5.5%)
	Clark County, Nevada Highway
	Improvement Revenue Indexed Fuel
	Tax & Subordinate Motor Vehicle
	Fuel Tax
$2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	$2,245,200
500,000	5.000%, 07/01/36	Aa3/AA-/NR	564,915
	North Texas Tollway Authority, Texas
755,000	6.100%, 01/01/28 Series A	A1/A+/NR	762,195
	Salt Lake County, Utah Excise Tax Road
	Revenue
1,000,000	5.000%, 08/15/29 Series 2017	NR/AAA/AAA	1,176,850
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,070,100
	Utah Transit Authority Sales Tax
	Revenue
1,000,000	5.000%, 06/15/31 Series A	Aa2/AAA/AA	1,138,150
	Utah Transit Authority Sales Tax
	Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	5,573,950
5,000,000	5.000%, 06/15/37 Series A	A1/A+/AA	5,522,950
	Utah Transit Authority Sales Tax &
	Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	239,300
	Washoe County, Nevada Highway
	Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,011,200
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,008,790
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,008,590
	Total Transportation		21,322,190

	Water and Sewer (7.9%)
	Central Utah Water Conservancy
	District Refunding, Jordanelle
	Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA+	1,192,590
	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA/NR	1,073,560

16  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Eagle Mountain, Utah Water & Sewer
	Revenue Refunding
$420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	$454,045
	El Paso, Texas Water & Sewer Revenue
	Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,086,900
	Florida State Governmental Utility
	Authority Refunding Revenue Bonds
	(Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC
	Insured	A1/AA/NR	558,585
	Jordan Valley, Utah Water Conservancy
	District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,177,020
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,059,700
	Jordanelle, Utah Special Service District
228,000	5.400%, 11/15/18	NR/NR/NR*	228,007
240,000	5.500%, 11/15/19	NR/NR/NR*	239,974
253,000	5.600%, 11/15/20	NR/NR/NR*	252,185
268,000	5.700%, 11/15/21	NR/NR/NR*	266,547
283,000	5.800%, 11/15/22	NR/NR/NR*	279,321
299,000	6.000%, 11/15/23	NR/NR/NR*	294,204
	Miami-Dade County, Florida Water and
	Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/A+/A+	1,151,950
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,091,750
	Mountain Regional Water Special
	Service District, Utah Water Revenue
	Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,226,470
	Ogden City, Utah Sewer & Water
	Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,290,860
	Ogden City, Utah Storm Drain Revenue
	Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	561,105
	Okaloosa County, Florida Water and
	Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA	1,129,770

17  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Pleasant Grove City, Utah Water
	Revenue
$1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	$1,005,490
	Salt Lake & Sandy, Utah Metropolitan
	Water District, Water Revenue,
	Refunding
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,192,411
	Salt Lake City, Utah Public Utilities
	Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,142,710
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,594,824
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,132,100
	San Jacinto, Texas River Authority
	Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured	NR/AA/NR	1,108,330
	Sarasota, Florida Utility System Revenue
	Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,570,338
	Texas Water Development Board
1,000,000	4.000%, 08/01/19 Series 2018	NR/AAA/AAA	1,017,450
1,000,000	5.000%, 10/15/28 Series 2018 A	NR/AAA/AAA	1,190,370
	Utah Water Finance Agency Revenue
1,000,000	5.000%, 03/01/35	NR/AA-/AA	1,137,360
	Weber Basin, Utah Water Conservancy
	District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	952,103
	West Harris County, Texas Regional
	Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	931,757
	Total Water and Sewer		30,589,786
	Total Revenue Bonds		264,511,038

18  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (14.5%) ††	and Fitch	Value

	Pre-Refunded General Obligation
	Bonds (1.8%)
	Local Public Property (1.0%)
	Houston, Texas Public Improvement
$895,000	5.000%, 03/01/29	NR/NR/NR*	$906,143
	San Angelo, Texas Certificates of
	Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	2,877,204
	Total Local Public Property		3,783,347

	Public Schools (0.8%)
	Granite School District, Utah, Salt Lake
	County School Building (School
	Board Guaranty Program)
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,077,150
	Washoe County, Nevada School District
	Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	A1/AA/NR	2,151,600
	Total Public Schools		3,228,750
	Total Pre-Refunded General Obligation
	Bonds		7,012,097

	Pre-Refunded Revenue Bonds (12.7%)
	Charter Schools (0.3%)
	Utah State Charter School Finance
	Authority Davinci Academy,
	Refunding & Improvement
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,110,260

	Electric (0.8%)
	Clark County, Washington Public
	Utility District No. 001 Generating
	Refunding
1,000,000	5.000%, 01/01/24	A1/A/AA-	1,036,490
	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	349,635

19  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal	Pre-Refunded Revenue Bonds	Moody's, S&P
Amount	(continued)	and Fitch	Value

	Electric (continued)
	Jacksonville Electric Authority, Florida
	Electric System Revenue
$465,000	4.500%, 10/01/32 Series Three 2012A	NR/NR/NR*	$493,295
	Utah Associated Municipal Power
	System Revenue, Horse Butte Wind
	Project
1,005,000	5.000%, 09/01/32 Series A	NR/A/A	1,108,766
	Total Electric		2,988,186

	Higher Education (1.3%)
	Utah State Board of Regents, University
	of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31	Aa2/AA/NR	1,311,085
	Utah State University Student Building
	Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,444,828
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,523,535
	Washington State Higher Education
	Facilities Authority Revenue,
	Refunding, Gonzaga University
	Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	964,317
	Total Higher Education		5,243,765

	Hospital (0.9%)
	Campbell County, Wyoming Hospital
	District, Hospital Revenue, Memorial
	Hospital Project
1,040,000	5.000%, 12/01/20	NR/NR/NR*	1,075,568
1,000,000	5.500%, 12/01/34	NR/NR/NR*	1,039,920
	Harris County, Texas Health Facilities
	Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	272,119
	Tarrant County, Texas Cultural Education
	Facilities Finance Corp. Hospital
	Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	AA3/AA-/NR	984,638
70,000	5.250%, 08/15/25	NR/NR/NR*	74,046
	Total Hospital		3,446,291

20  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal	Pre-Refunded Revenue Bonds	Moody's, S&P
Amount	(continued)	and Fitch	Value

	Local Public Property (0.7%)
	Herriman, Utah Special Assessment
	Towne Center Assessment Area
$1,045,000	4.875%, 11/01/23	NR/AA-/NR	$1,092,495
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,204,499
245,000	5.000%, 11/01/29	NR/AA-/NR	256,611
	Total Local Public Property		2,553,605

	State Agency (2.5%)
	Utah Infrastructure Agency
	Telecommunications &
	Franchise Tax
1,970,000	5.250%, 10/15/30	A2/NR/NR	2,331,475
1,000,000	5.000%, 10/15/33	A2/NR/NR	1,131,250
1,630,000	5.250%, 10/15/38	A2/NR/NR	1,863,253
1,000,000	5.500%, 10/15/30 Series A AGMC
	Insured	A2/NR/NR	1,101,040
1,475,000	5.250%, 10/15/33 Series A AGMC
	Insured	A2/NR/NR	1,613,237
	Utah State Building Ownership
	Authority Lease Revenue
	Refunding State Facilities Master
	Lease Program
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,604,894
	Total State Agency		9,645,149

	Transportation (1.1%)
	North Texas Tollway Authority, Texas
3,315,000	6.100%, 01/01/28 Series A	NR/NR/NR*	3,348,946
	Utah Transit Authority Sales Tax
	Revenue
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,103,510
	Total Transportation		4,452,456

21  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal	Pre-Refunded Revenue Bonds	Moody's, S&P
Amount	(continued)	and Fitch	Value

	Water and Sewer (5.1%)
	Central Weber, Utah Sewer
	Improvement District Revenue
	Refunding
$1,000,000	5.000%, 03/01/28 Series A AGMC
	Insured	NR/AA/AA	$1,041,890
4,000,000	5.000%, 03/01/33 Series A AGMC
	Insured	NR/AA/AA	4,167,560
	Jordan Valley, Utah Water Conservancy
	District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA+	6,437,880
	Laredo, Texas Waterworks Sewer System
	Revenue
1,450,000	5.000%, 03/01/24 Series 2010	Aa3/AA-/AA-	1,509,697
	Miami-Dade County, Florida Water and
	Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGC Insured	Aa3/AA/A+	1,587,975
	North Slope Borough, Alaska Service
	Area 10 Water & Wastewater
	Facilities
1,000,000	5.250%, 06/30/27	NR/NR/NR*	1,080,890
1,000,000	5.250%, 06/30/28	NR/NR/NR*	1,080,890
985,000	5.250%, 06/30/34	NR/NR/NR*	1,064,677
	Salt Lake & Sandy, Utah Metropolitan
	Water District, Water Revenue,
	Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	665,009
	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	975,412
	Total Water and Sewer		19,611,880
	Total Pre-Refunded Revenue Bonds		49,051,592
	Total Pre-Refunded Bonds.		56,063,689
	Total Municipal Bonds
	(cost $375,673,788)		380,219,125

22  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
		Moody's, S&P
Shares	Short-Term Investment (1.1%)	and Fitch	Value

	Dreyfus Treasury & Agency Cash
	Management - Institutional Shares,
4,150,298	1.96%** (cost $4,150,298)	Aaa-mf/AAAm/NR	$4,150,298

	Total Investments
	(cost $379,824,086-note 4)	99.4%	384,369,423
	Other assets less liabilities	0.6	2,339,636
	Net Assets	100.0%	$386,709,059

Percentage of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody's or AAA of S&P and Fitch	12.3%
Pre-Refunded bonds ††	14.7
Aa of Moody's or AA of S&P and Fitch	48.2
A of Moody's or S&P and Fitch	16.5
BBB of S&P and Fitch	3.5
Not Rated	4.8
100.0%

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NR - Not Rated
PSF- Permanent School Fund

23  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

†	Where applicable, calculated using the highest rating of the three NRSROs. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

24  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018 (unaudited)

ASSETS
Investments at value (cost $379,824,086)	$384,369,423
Interest recievable	5,241,371
Receivable for Fund Shares sold	1,192,241
Other assets	24,549
Total assets	390,827,584

LIABILITIES
Payable for investment securities purchased	2,984,734
Payable for Fund shares redeemed	811,148
Management fee payable	146,008
Dividends payable	133,026
Distribution and service fees payable	277
Accrued expenses payable	43,332
Total liabilities	4,118,525
NET ASSETS	$386,709,059

Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$382,984
Additional paid-in capital	383,111,985
Net unrealized appreciation on investments (note 4)	4,545,337
Accumulated net realized loss on investments	(1,561,949)
Undistributed net investment income	230,702
	$386,709,059
CLASS A
Net Assets	$202,596,645
Capital shares outstanding	20,084,942
Net asset value and redemption price per share	$10.09
Maximum offering price per share (100/96 of $10.09)	$10.51

CLASS C
Net Assets	$46,653,144
Capital shares outstanding	4,629,473
Net asset value and offering price per share	$10.08
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$10.08	*

CLASS Y
Net Assets	$137,459,270
Capital shares outstanding	13,584,024
Net asset value, offering and redemption price per share	$10.12

See accompanying notes to financial statements.

25  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER, 30, 2018 (unaudited)

Investment Income
Interest income		$6,612,146
Expenses
Management fee (note 3)	$987,358
Distribution and service fee (note 3)	473,366
Transfer and shareholder servicing agent fees	88,120
Trustees’ fees and expenses (note 6)	63,779
Legal fees	62,409
Fund accounting fees	27,570
Shareholders’ reports	18,227
Registration fees and dues	16,215
Auditing and tax fees	12,401
Insurance	8,341
Custodian fees	7,313
Chief compliance officer services (note 3)	4,848
Miscellaneous	32,971
Total expenses	1,802,918

Management fee waived (note 3)	(65,734)
Net expenses		1,737,184
Net investment income		4,874,962

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities
transactions	(113,812)
Change in unrealized appreciation on
investments	(3,568,301)

Net realized and unrealized gain (loss)
on investments		(3,682,113)
Net change in net assets resulting from operations		$1,192,849

See accompanying notes to financial statements.

26  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(unaudited)	March 31, 2018

OPERATIONS:
Net investment income	$4,874,962	$10,335,860
Realized gain (loss) from securities transactions	(113,812)	(104,991)
Change in unrealized appreciation on
investments	(3,568,301)	(2,993,934)
Change in net assets resulting from operations	1,192,849	7,236,935

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(2,612,213)	(5,506,631)

Class C Shares:
Net investment income	(452,886)	(1,228,887)

Class Y Shares:
Net investment income	(1,809,594)	(3,598,018)
Change in net assets from distributions	(4,874,693)	(10,333,536)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	48,482,260	89,119,382
Reinvested dividends and distributions	4,054,507	8,666,047
Cost of shares redeemed	(61,529,879)	(103,190,798)
Change in net assets from capital share transactions	(8,993,112)	(5,405,369)

Change in net assets	(12,674,956)	(8,501,970)

NET ASSETS:
Beginning of period	399,384,015	407,885,985
End of period*	$386,709,059	$399,384,015

*Includes undistributed net investment of:	$230,702	$230,433

See accompanying notes to financial statements.

27  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018 (unaudited)

1. Organization

     Aquila Tax-Free Fund For Utah (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Fund For Utah), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/ or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

28  | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2018:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices — Short-Term Investment	$4,150,298
Level 2 – Other Significant Observable	380,219,125
Inputs — Municipal Bonds*
Level 3 – Significant Unobservable Inputs	—
Total	$384,369,423

*	See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2015 – 2017) or expected to be taken in the Fund’s 2018 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

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     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On March 31, 2018, the Fund increased additional paid-in capital by $214, increased undistributed net investment income by $69,457 and increased accumulated net realized loss on investments by $69,671. These reclassifications had no effect on net assets or net asset value per share.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

     The Manager had contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses would not exceed 0.84% for Class A Shares, 1.64% for Class C Shares and 0.64% for Class Y Shares through September 30, 2018. For the six months ended September 30, 2018, the Fund incurred management fees of $987,358 of which $65,734 was waived.

     Beginning October 1, 2018, the Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2019. The Manager may not terminate the arrangement without the approval of the Board of Trustees.

30  | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended Septmeber 30, 2018, distribution fees on Class A Shares amounted to $208,146, of which the Distributor retained $8,197.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares. For the six months ended September 30, 2018, these payments amounted to $198,915. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $66,305. The total of these payments with respect to Class C Shares amounted to $265,220, of which the Distributor retained $64,386.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2018, total commissions on sales of Class A Shares amounted to $55,863, of which the Distributor received $5,629.

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     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2018, purchases of securities and proceeds from the sales of securities aggregated $33,457,749 and $40,651,538, respectively.

     At September 30, 2018, the aggregate tax cost for all securities was $379,824,086. At September 30, 2018, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $7,073,064 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,527,727, for a net unrealized appreciation of $4,545,337.

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At September 30, 2018, the Fund had 70% of its net assets invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to an administrative determination of the Utah State Tax Commission issued under statutory authority, the interest on which is currently exempt from Utah individual income taxes. Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

6. Trustees’ Fees and Expenses

     At September 30, 2018, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended Septmeber 30, 2018 was $54,933. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2018, such meeting-related expenses amounted to $8,846.

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     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2018		Year Ended
	(unaudited)		March 31, 2018
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	1,926,669	$19,531,512	3,390,998	$35,054,736
Reinvested dividends and
distributions	213,437	2,168,319	442,444	4,571,496
Cost of shares redeemed	(3,005,060)	(30,529,089)	(3,406,909)	(35,255,759)
Net change	(864,954)	(8,829,258)	426,533	4,370,473
Class C Shares:
Proceeds from shares sold	167,810	1,705,540	911,079	9,428,953
Reinvested dividends and
distributions	37,882	384,478	103,008	1,063,919
Cost of shares redeemed	(1,230,142)	(12,481,858)	(2,446,331)	(25,254,799)
Net change	(1,024,450)	(10,391,840)	(1,432,244)	(14,761,927)
Class Y Shares:
Proceeds from shares sold	2,672,529	27,245,208	4,301,947	44,635,693
Reinvested dividends and
distributions	147,396	1,501,710	292,595	3,030,632
Cost of shares redeemed	(1,817,270)	(18,518,932)	(4,120,264)	(42,680,240)
Net change	1,002,655	10,227,986	474,278	4,986,085
Total transactions in Fund
shares	(886,749)	$(8,993,112)	(531,433)	$(5,405,369)

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

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     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax. At March 31, 2018, the Fund had a capital loss carryover of $1,258,435 which is short-term and has no expiration.

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Net tax-exempt income	$10,248,470	$10,222,326
Ordinary Income	85,066	114,924
Capital gains	—	352,958
	$10,333,536	$10,690,208

     As of March 31, 2018, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$357,331
Accumulated net realized loss on investments	(1,258,435)
Unrealized appreciation	8,126,713
Post October losses	(189,702)
Other temporary differences	(139,974)
$6,895,933

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference, post October losses, and other temporary differences, in recognizing dividends paid, the tax treatment of market discount amortization, and the deduction of distributions payable.

34  | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds have been parties to a $40 million credit agreement, which currently terminates on August 28, 2019 (per the August 29,2018 amendment).  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended September 30, 2018.

35  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.18		$10.26	$10.56	$10.50	$10.10	$10.37
Income (loss) from investment operations:
Net investment income(1)	0.13		0.27	0.27	0.29	0.33	0.33
Net gain (loss) on securities
(both realized and unrealized)	(0.09)		(0.08)	(0.30)	0.06	0.40	(0.24)
Total from investment operations	0.04		0.19	(0.03)	0.35	0.73	0.09
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.27)	(0.26)	(0.28)	(0.32)	(0.33)
Distributions from capital gains	—		—	(0.01)	(0.01)	(0.01)	(0.03)
Total distributions	(0.13)		(0.27)	(0.27)	(0.29)	(0.33)	(0.36)
Net asset value, end of period	$10.09		$10.18	$10.26	$10.56	$10.50	$10.10
Total return (not reflecting sales charge)	0.37	%(3)	1.84%	(0.26)%	3.41%	7.34%	0.96%
Ratios/supplemental data
Net assets, end of period (in millions)	$203		$213	$211	$221	$205	$204
Ratio of expenses to average net assets	0.84	%(4)	0.84%	0.84%	0.84%	0.84%	0.83%
Ratio of net investment income to
average net assets	2.51	%(4)	2.61%	2.54%	2.75%	3.14%	3.33%
Portfolio turnover rate	9	%(3)	15%	23%	20%	16%	12%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.87	%(4)	0.87%	0.86%	0.87%	0.91%	0.91	%(2)
Ratio of net investment income to
average net assets	2.47	%(4)	2.58%	2.52%	2.72%	3.07%	3.26	%(2)
______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.86% and 3.31%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

36  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.17		$10.25	$10.55	$10.50	$10.10	$10.37
Income (loss) from investment operations:
Net investment income(1)	0.09		0.19	0.18	0.20	0.24	0.25
Net gain (loss) on securities
(both realized and unrealized)	(0.09)		(0.08)	(0.29)	0.06	0.41	(0.24)
Total from investment operations	—		0.11	(0.11)	0.26	0.65	0.01
Less distributions (note 9):
Dividends from net investment income	(0.09)		(0.19)	(0.18)	(0.20)	(0.24)	(0.25)
Distributions from capital gains	—		—	(0.01)	(0.01)	(0.01)	(0.03)
Total distributions	(0.09)		(0.19)	(0.19)	(0.21)	(0.25)	(0.28)
Net asset value, end of period	$10.08		$10.17	$10.25	$10.55	$10.50	$10.10
Total return (not reflecting CDSC)	(0.03	)%(3)	1.03%	(1.06)%	2.55%	6.49%	0.15%
Ratios/supplemental data
Net assets, end of period (in millions)	$47		$58	$73	$75	$81	$81
Ratio of expenses to average net assets	1.64	%(4)	1.64%	1.64%	1.64%	1.63%	1.63%
Ratio of net investment income to
average net assets	1.71	%(4)	1.81%	1.74%	1.95%	2.34%	2.53%
Portfolio turnover rate	9	%(3)	15%	23%	20%	16%	12%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.67	%(4)	1.66%	1.66%	1.67%	1.71%	1.70	%(2)
Ratio of net investment income to
average net assets	1.67	%(4)	1.78%	1.72%	1.92%	2.27%	2.46	%(2)

______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.66% and 2.50%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

37  | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.22		$10.29	$10.59	$10.53	$10.13	$10.41
Income (loss) from investment operations:
Net investment income(1)	0.14		0.29	0.29	0.31	0.35	0.36
Net gain (loss) on securities
(both realized and unrealized)	(0.10)		(0.07)	(0.29)	0.06	0.40	(0.26)
Total from investment operations	0.04		0.22	—	0.37	0.75	0.10
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.29)	(0.29)	(0.30)	(0.34)	(0.35)
Distributions from capital gains	—		—	(0.01)	(0.01)	(0.01)	(0.03)
Total distributions	(0.14)		(0.29)	(0.30)	(0.31)	(0.35)	(0.38)
Net asset value, end of period	$10.12		$10.22	$10.29	$10.59	$10.53	$10.13
Total return (not reflecting sales charge)	0.37	%(3)	2.15%	(0.05)%	3.61%	7.54%	1.07%
Ratios/supplemental data
Net assets, end of period (in millions)	$137		$129	$125	$112	$100	$71
Ratio of expenses to average net assets	0.64	%(4)	0.64%	0.64%	0.64%	0.63%	0.63%
Ratio of net investment income to
average net assets	2.71	%(4)	2.81%	2.75%	2.95%	3.33%	3.53%
Portfolio turnover rate	9	%(3)	15%	23%	20%	16%	12%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.67	%(4)	0.67%	0.66%	0.67%	0.70%	0.70	%(2)
Ratio of net investment income to
average net assets	2.68	%(4)	2.78%	2.73%	2.92%	3.26%	3.46	%(2)

______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.66% and 3.50%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

38  | Aquila Tax-Free Fund For Utah

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2018. The independent Trustees met telephonically on August 13, 2018 and in person on September 15, 2018 to review and discuss the contract review materials.   The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”).   In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

     At the meeting held on September 15, 2018, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2019. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Messrs. James Thompson, Tony Tanner and Royden Durham as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted that Mr. Tanner replaced Mr. Todd Curtis, as a portfolio manager, upon Mr. Curtis’ retirement effective April 30, 2018, and further noted that Mr. Tanner is a 30-year veteran in the financial services industry. They considered that Mr. Thompson, the Fund’s lead portfolio manager, is based in Salt Lake City, Utah and that he has a comprehensive understanding regarding the economy of the State of Utah and the securities in which the Fund invests, including non-rated securities and those securities with less than the highest ratings from the rating agencies.

39  | Aquila Tax-Free Fund For Utah

     The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four single-state intermediate and single-state long municipal bond funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for each of the one, three, five and ten-year periods ended June 30, 2018. The Trustees noted that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2018. They also considered that the Fund’s average annual total return was higher than the average annual total return of the benchmark index for the one, three, five and ten-year periods ended June 30, 2018.

     The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Utah, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States. They also noted that none of the funds in the Peer Group invests in Utah municipal obligations. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the fourth quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2018. The Trustees further noted that the Fund’s Sharpe ratio was in the second and first quintile for the three and five-year periods ended June 30, 2018, respectively, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance. The Trustees noted that the Fund was the only Utah state-specific tax-free municipal bond fund in the State.

40  | Aquila Tax-Free Fund For Utah

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was higher than the average contractual advisory fee, and equal to the median contractual advisory fee, of the funds in the Peer Group (at the Fund’s current asset level) and higher than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at the Fund’s current asset level and various asset levels up to $5 billion). The Trustees noted that the Fund’s actual management fee (after giving effect to the fee waiver) was higher than the average actual management fee of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds). They noted, however, that the Fund’s actual expenses (for Class A shares), after giving effect to fee waivers and expense reimbursements, were equal to the average actual expenses of the funds in the Product Category for Expenses and only 0.008% higher than the average actual expenses of the funds in the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees further noted that beginning October 1, 2018, the Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2019. The Manager may not terminate these arrangements without the approval of the Board of Trustees.

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees considered that the Manager was currently voluntarily waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had indicated that it intended to continue to voluntarily waive fees as necessary for the Fund to remain competitive. The Trustees concluded that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

41  | Aquila Tax-Free Fund For Utah

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. They noted that the Manager has agreed, through a contractual advisory fee waiver, to include breakpoints in its fee schedule based on the size of the Fund. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

42  | Aquila Tax-Free Fund For Utah

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/18 –	Value	4/1/18 –	Expense
Class	4/1/18	9/30/18	9/30/18	9/30/18	9/30/18	Ratio
A	$1,000	$1,003.70	$4.22	$1,020.86	$4.26	0.84%
C	$1,000	$ 999.70	$8.22	$1,016.85	$8.29	1.64%
Y	$1,000	$1,003.70	$3.21	$1,021.86	$3.24	0.64%
(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

43  | Aquila Tax-Free Fund For Utah

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds. com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2018, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2018, $10,248,470 of dividends paid by Aquila Tax-Free Fund For Utah, constituting 99.2% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2019, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2018 calendar year.

44  | Aquila Tax-Free Fund For Utah

Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees

Thomas A. Christopher, Chair

Diana P. Herrmann, Vice Chair

Ernest Calderón

Gary C. Cornia

Grady Gammage, Jr.

Glenn P. O’Flaherty

James R. Ramsey

Laureen L. White

Officers

     Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President

and Secretary

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

James T. Thompson, Vice President

and Lead Portfolio Manager

Royden P. Durham, Vice President

and Portfolio Manager

Anthony A. Tanner, Vice President

and Portfolio Manager

M. Kayleen Willis, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2018

Aquila Tax-Free Trust of Arizona “Proper Asset Allocation – A Strategy For All Seasons” Serving Arizona investors since 1986

November, 2018

Dear Fellow Shareholder:

     Financial news, and the often resulting market volatility, can cause even the most seasoned investor to ask, “What should I do now?”

     We believe you will generally be in a better position to weather changing economic situations, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs? And, have you periodically revisited your portfolio structure to make sure that your allocation remains in line with your investment goals, given changing market conditions and changes in your personal circumstances, including current risk tolerance?

     Asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific needs. In developing this strategy, your considerations should include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family would like to achieve).

     Since the three main asset classes  - equities, fixed-income, and cash/cash equivalents - have  different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

     Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

NOT A PART OF THE SEMI- ANNUAL REPORT

     The way you allocate your investment portfolio among stocks, bonds, and cash/ cash equivalents will be the principal determinants of your investment results –secondary to your selection of individual securities.

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on changing needs, not on headlines.

     A properly constructed portfolio based on sound asset allocation may generally help you weather all seasons.

Sincerely,

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Interest rates in the U.S. have begun to rise after having been at historical lows for some time, so the Fund faces a heightened risk that interest rates may continue to rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI- ANNUAL REPORT

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (18.9%)	and Fitch	Value

	City (5.9%)
	Buckeye Jackrabbit Trail Sanitary
	Sewer Improvement District
$1,123,000	6.250%, 01/01/29	NR/A-/NR	$1,176,758
	Casa Grande, Arizona
800,000	4.000%, 08/01/34	NR/AA-/AAA	833,848
	Gilbert, Arizona
1,000,000	5.000%, 07/01/32	Aaa/AA+/AAA	1,171,290
	Gilbert Improvement District No. 19
25,000	5.200%, 01/01/23	Aa1/A+/NR	25,065
	Gilbert Improvement District No. 20
605,000	5.100%, 01/01/29	Aa1/A+/NR	617,911
	Glendale, Arizona
200,000	5.000%, 07/01/33	NR/A+/AAA	231,200
	Goodyear, Arizona
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,021,580
400,000	4.000%, 07/01/33	Aa2/AA/NR	421,732
	Goodyear McDowell Road
	Commercial Corridor Improvement
	District
1,000,000	3.250%, 01/01/27 BAMAC Insured	Aa3/AA/NR	1,013,000
	Mesa, Arizona
425,000	4.000%, 07/01/32	Aa2/AA-/NR	452,162
425,000	4.000%, 07/01/33	Aa2/AA-/NR	450,334
450,000	4.000%, 07/01/34	Aa2/AA-/NR	474,903
	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	217,090
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	527,165
	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,320,095
470,000	5.000%, 07/01/36	Aa1/AAA/AAA	539,489
415,000	5.000%, 07/01/37	Aa1/AAA/AAA	474,303
	Tempe Improvement District (Pier
	Town Lake)
2,000,000	5.000%, 01/01/29	Aa2/NR/NR	2,004,760

1  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City (continued)
	Tubac Fire District
$760,000	5.500%, 07/01/28 AGC Insured	A1/AA/NR	$778,400
	Total City		14,751,085

	County (0.4%)
	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,052,510

	School District (12.6%)
	Buckeye Union High School District
	No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,115,480
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	558,865
	Gila Co. Unified School District No.
	10 (Payson)
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,116,560
	Glendale Union High School District
	No. 20
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	579,427
	Maricopa Co. Elementary School
	District No. 3 (Tempe)
500,000	5.000%, 07/01/30	Aa2/NR/NR	579,330
	Maricopa Co. Elementary School
	District No. 8 (Osborn)
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	576,830
	Maricopa Co. Elementary School
	District No. 28 (Kyrene Elementary)
350,000	5.000%, 07/01/34	Aa1/AA/NR	393,592
	Maricopa Co. Elementary School
	District No. 62 (Union)
315,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	343,114
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	624,776
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	321,963
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	400,669
500,000	4.000%, 07/01/26	Aa2/AA/AAA	542,080

2  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Maricopa Co. Unified School District
	No. 11 (Peoria)
$1,500,000	4.000%, 07/01/25	A2/AA-/NR	$1,579,410
675,000	4.500%, 07/01/33 AGMC Insured	A2/AA/NR	728,696
575,000	5.000%, 07/01/36	NR/AA-/NR	654,338
	Maricopa Co. Unified School District
	No. 24 (Gila Bend)
200,000	5.500%, 07/01/22	NR/NR/NR*	200,162
	Maricopa Co. Unified School District
	No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa3/A+/NR	1,800,531
	Maricopa Co. Unified School District
	No. 66 (Roosevelt)
910,000	4.000%, 07/01/31 BAMAC Insured	A3/AA/NR	962,280
	Maricopa Co. Unified School District
	No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AAA	1,073,200
	Maricopa Co. Unified School District
	No. 80 (Chandler)
525,000	4.000%, 07/01/33	Aa1/AA/NR	550,651
	Maricopa Co. Unified School District
	No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	524,580
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	Baa2/A+/NR	2,435,401
	Maricopa Co. Unified School District
	No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,391,442
	Mohave Co. Unified School District
	No. 1 (Lake Havasu)
500,000	5.000%, 07/01/35	Aa3/NR/NR	564,915
	Navajo Co. Unified School District
	No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	522,900
	Pima Co. Unified School District
	No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,332,425
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,040,003
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,061,350
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,034,300

3  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Pima Co. Unified School District No. 8
	(Flowing Wells)
$1,000,000	4.500%, 07/01/37 AGMC Insured	NR/AA/NR	$1,079,440
	Pima Co. Unified School District
	No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	749,049
	Pima Co. Unified School District
	No. 12 (Sunnyside)
500,000	4.000%, 07/01/25 AGMC Insured	NR/AA/NR	523,000
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,093,732
	Pinal Co. Unified School District
	No. 21 (Coolidge)
500,000	4.000%, 07/01/28 AGMC Insured	NR/AA/NR	533,960
	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	671,840
	Western Maricopa Education Center
	District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,252,680
	Yavapai Co. Elementary School District
	No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	799,898
	Yuma Co. Elementary School District
	No. 1
625,000	4.000%, 07/01/34 AGMC Insured	NR/AA/NR	655,075
	Total School District		31,967,944
	Total General Obligation Bonds		47,771,539

	Revenue Bonds (72.7%)
	Airport (5.2%)
	Phoenix Civic Improvement Corp.
	Airport Bonds
1,250,000	5.000%, 07/01/34	A1/A+/NR	1,393,537
1,000,000	5.000%, 07/01/36	A1/A+/NR	1,127,390
5,000,000	4.000%, 07/01/40	A1/A+/NR	5,099,750
1,000,000	5.000%, 07/01/45	A1/A+/NR	1,098,860
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	2,937,168
1,000,000	5.000%, 07/01/37 AMT	Aa3/AA-/NR	1,105,780

4  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Airport (continued)
	Phoenix-Mesa Gateway Airport
	Authority
$515,000	5.000%, 07/01/38 AMT	A1/AA+/NR	$545,596
	Total Airport		13,308,081

	Charter Schools (1.0%)
	Arizona Industrial Development
	Authority (Basis Schools)
240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	264,252
	La Paz Co. Industrial Development
	Authority (Harmony Public Schools
	Projects)
200,000	5.000%, 02/15/28	NR/BBB/NR	220,330
	Maricopa Co. Industrial Development
	Authority (Great Hearts Arizona
	Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	285,625
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	349,319
	Phoenix Industrial Development
	Authority (Great Hearts Academies
	Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	525,355
	Phoenix Industrial Development
	Authority (Villa Montessori Inc.
	Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	434,057
	Phoenix Industrial Development
	Authority (Vista College Preparatory
	Projects)
430,000	5.000%, 07/01/43 State Enhanced†††	NR/AA-/NR	469,465
	Total Charter Schools		2,548,403

	Excise Tax (13.4%)
	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA-/AA	411,260
1,000,000	5.000%, 07/01/43	NR/AA-/AA	1,098,860
	Buckeye Roosevelt Street
	Improvement District
100,000	4.000%, 01/01/32	NR/A-/NR	99,182
125,000	4.050%, 01/01/33	NR/A-/NR	123,925

5  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Excise Tax (continued)
	Cottonwood Pledged Revenue
	Obligations
$500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	$564,230
	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A1/AA-/NR	522,885
	Flagstaff Pledged Revenue
200,000	4.000%, 07/01/31	NR/AA-/NR	209,634
1,395,000	4.250%, 07/01/33	NR/AA-/NR	1,481,950
	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa1/AA+/AAA	464,764
	Glendale Municipal Property Corp.
1,250,000	5.000%, 07/01/33	A1/AA+/NR	1,365,112
	Goodyear Public Improvement Corp.
500,000	5.250%, 07/01/24	Aa3/AA-/NR	551,700
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,634,415
	Graham Co. Jail District Revenue
	Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,096,960
	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	284,853
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,543,164
	Mesa Excise Tax
250,000	5.000%, 07/01/32	Aa3/AA+/NR	271,187
	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,156,270
	Phoenix Civic Improvement Corp.
	(Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,399,120
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,473,940
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,132,510
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	2,893,101
	Phoenix Civic Improvement Corp.
	Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,069,000

6  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Excise Tax (continued)
	Pinal Co. Revenue Obligations
	Refunding
$1,500,000	5.000%, 08/01/33	NR/AA-/AA	$1,670,355
	Queen Creek Excise Tax & State
	Shared Revenue
250,000	5.000%, 08/01/30	NR/AA/AA	277,182
	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,899,692
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	564,505
	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aaa1/AAA/AAA	1,689,750
1,000,000	5.000%, 07/01/36 Sedona Excise Tax	Aaa1/AAA/AAA	1,150,340
2,605,000	4.500%, 07/01/26 AGMC Insured	NR/AA/NR	2,808,581
	Total Excise Tax		33,908,427

	Higher Education (7.7%)
	Arizona Board of Regents (Arizona
	State University System)
300,000	5.000%, 07/01/28	Aa2/AA/NR	343,683
480,000	5.000%, 07/01/31	Aa2/AA/NR	546,394
285,000	5.000%, 07/01/32	Aa2/AA/NR	310,753
115,000	5.000%, 07/01/32	Aa2/AA/NR	125,391
500,000	5.000%, 07/01/36	Aa2/AA/NR	558,280
	Arizona Board of Regents (Arizona
	State University System) Green Bonds
750,000	5.000%, 07/01/34	Aa2/AA/NR	845,370
1,975,000	5.000%, 07/01/38	Aa2/AA/NR	2,217,135
	Arizona Board of Regents (Northern
	Arizona University System)
575,000	5.000%, 06/01/32	A1/A+/NR	637,313
	Arizona Board of Regents (University
	of Arizona System) Speed Stimulus
	Plan for Economic & Educational
	Development
500,000	5.000%, 08/01/27	Aa3/A+/NR	561,640
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,656,780

7  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Arizona Board of Regents (University
	of Arizona System)
$400,000	5.000%, 06/01/29	Aa2/AA-/NR	$452,040
460,000	5.000%, 06/01/31	Aa2/AA-/NR	498,999
	Arizona State University Speed
	Stimulus Plan for Economic &
	Educational Development
625,000	5.000%, 08/01/34	Aa3/AA-/NR	695,269
	Cochise Co. Community College
	District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	703,156
	Glendale Industrial Development
	Authority (Midwestern University)
600,000	5.000%, 05/15/35	NR/A/A+	624,036
	McAllister Academic Village (Arizona
	State University Hassayampa)
500,000	5.000%, 07/01/38	Aa3/AA-/NR	561,300
1,000,000	5.000%, 07/01/39	Aa3/AA-/NR	1,121,140
	Northern Arizona University Speed
	Stimulus Plan for Economic &
	Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,567,233
	Phoenix Industrial Development
	Authority (Downtown Phoenix
	Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	224,082
400,000	5.000%, 07/01/33	Baa3/NR/NR	442,896
	Phoenix Industrial Development
	Authority (Eastern Kentucky
	University Project)
500,000	5.000%, 10/01/36	A2/BBB+/NR	541,760
	Phoenix Industrial Development
	Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,152,800
	Yavapai Co. Community College
	District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,063,460

8  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Yuma/ La Paz Counties Community
	College District (Arizona Western
	College), Refunding
$1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	$1,052,390
	Total Higher Education		19,503,300

	Hospital (11.0%)
	Arizona Health Facilities Authority
	(Banner Health)
2,000,000	5.000%, 01/01/44	NR/AA-/AA-	2,165,500
	Arizona Health Facilities Authority
	(Dignity Health)
1,500,000	5.000%, 07/01/28	A3/A/A-	1,526,640
2,175,000	5.250%, 03/01/39	A3/A/A-	2,305,283
	Arizona Health Facilities Authority
	(Phoenix Children's Hospital)
1,000,000	5.000%, 02/01/27	NR/A-/A+	1,074,410
775,000	5.000%, 02/01/30	NR/A-/A+	829,343
6,035,000	5.000%, 02/01/34	NR/A-/A+	6,442,302
	Arizona Health Facilities Authority
	(Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,298,020
1,500,000	5.000%, 12/01/42	A2/NR/A	1,631,505
	Maricopa Co. Industrial Development
	Authority (Banner Health)
2,000,000	5.000%, 01/01/38	NR/AA-/AA-	2,228,360
	Scottsdale Industrial Development
	Authority (Scottsdale Healthcare
	System)
1,300,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	1,361,334
	Yavapai Co. Industrial Development
	Authority (Northern Arizona
	Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	540,070
500,000	5.250%, 10/01/26	NR/AA/NR	539,320
	Yavapai Co. Industrial Development
	Authority (Yavapai Regional
	Medical Center)
1,000,000	5.250%, 08/01/33	A3/NR/A	1,088,230
675,000	5.000%, 08/01/34	A3/NR/A	740,401

9  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Yuma Industrial Development
	Authority (Yuma Regional Medical
	Center)
$1,635,000	5.000%, 08/01/23	NR/A-/NR	$1,808,081
200,000	5.000%, 08/01/32	NR/A-/NR	221,920
	Total Hospital		27,800,719

	Lease (4.1%)
	Arizona Board of Regents (Northern
	Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	650,220
500,000	5.000%, 09/01/28	A2/A/NR	541,850
1,000,000	5.000%, 09/01/29	A2/A/NR	1,082,150
	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA+/NR	3,103,440
	Cave Creek COP
85,000	5.750%, 07/01/19	NR/AA/NR	85,825
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,471,235
	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	557,155
	State of Arizona COP Department
	Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	Aa3/AA/NR	1,545,030
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	690,113
	State of Arizona COP
500,000	5.000%, 09/01/27	Aa3/AA-/NR	571,400
	Total Lease		10,298,418

	Mortgage (4.9%)
	Eastmark Community Facilities
	District No. 1
345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	357,938
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	372,121

10  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Mortgage (continued)
	Estrella Mountain Ranch Community
	Facilities District
$1,000,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	$1,106,190
	Festival Ranch Community Facilities
	District
1,000,000	4.000%, 07/15/36 BAMAC Insured	NR/AA/NR	1,025,540
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,043,366
750,000	5.000%, 07/15/38 BAMAC Insured	NR/AA/NR	834,420
	Goodyear Community Facilities
	Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	524,730
500,000	4.000%, 07/15/32	A1/A-/NR	521,045
	Maricopa Co. Industrial Development
	Authority (Christian Care
	Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,111,520
	Marley Park Community Facilities
	District
535,000	4.000%, 07/15/34 BAMAC Insured	NR/AA/NR	551,965
	Merrill Ranch Community Facilities
	District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	780,443
	Pima Co. Industrial Development
	Authority (Christian Care Senior
	Living Facility)
1,000,000	5.000%, 12/15/32	NR/A-/NR	1,100,930
	Scottsdale Waterfront Community
	Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	529,989
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	929,926
	Sundance Community Facilities
	District
655,000	5.125%, 07/15/30	A3/BBB/NR	655,164
	Verrado Community Facilities Utilities
	District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	526,655
	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/A+	563,803
	Total Mortgage		12,535,745

11  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Pollution Control (2.7%)
	Apache Co. Industrial Development
	Authority, Pollution Control, Tucson
	Electric Power Co.
$2,955,000	4.500%, 03/01/30	A3/A-/NR	$3,125,326
	Coconino Co. Pollution Control,
	Tucson Electric Power Co.
2,000,000	5.125%, 10/01/32	A3/A-/NR	2,056,780
	Maricopa Co. Pollution Control
	(Southern California Edison Co.)
1,500,000	5.000%, 06/01/35	A1/A/NR	1,561,440
	Total Pollution Control		6,743,546

	Resource Recovery (2.4%)
	Chandler Industrial Development
	Authority (Intel Corporation Project)
3,000,000	2.700%, 12/01/37 AMT (Mandatory
	Put Date 8/14/23)	A1/A+/NR	2,986,380
	Maracopa Co. Industrial Development
	Authority, (Waste Management Inc.
	Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory
	Put Date 6/03/24)	NR/A-/NR	1,510,815
	Yavapai Co. Industrial Development
	Authority, (Waste Management Inc.
	Project)
1,500,000	2.800%, 06/01/27 AMT (Mandatory
	Put Date 06/01/21)	NR/A-/NR	1,506,495
	Total Resource Recovery		6,003,690

	Transportation (2.2%)
	Arizona Transportation Board Revenue
1,545,000	5.000%, 07/01/27	Aa2/AA+/NR	1,692,733
2,900,000	5.000%, 07/01/33	Aa1/AAA/NR	3,257,686
	Pima Co. Regional Transportation
	Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	556,790
	Total Transportation		5,507,209

12  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (11.2%)
	Central Arizona Water Conservation
	District Water Delivery (Central
	Arizona Project)
$750,000	5.000%, 01/01/33	Aa2/AA+/AA	$850,673
750,000	5.000%, 01/01/34	Aa2/AA+/AA	848,063
	Greater Arizona Development
	Authority Revenue
1,200,000	5.000%, 08/01/29	A1/A/NR	1,226,964
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	553,840
	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,583,820
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,261,091
	Pinal Co. Electrical District No. 3,
	Electrical System Revenue
305,000	4.750%, 07/01/31	NR/A/NR	321,272
	Salt River Project Agricultural
	Improvement and Power Revenue
4,280,000	5.000%, 12/01/28	Aa1/AA/NR	4,637,380
3,250,000	5.000%, 12/01/30	Aa1/AA/NR	3,539,803
5,210,000	5.000%, 12/01/31	Aa1/AA/NR	5,665,041
500,000	5.000%, 12/01/32	Aa1/AA/NR	567,405
1,000,000	5.000%, 01/01/33	Aa1/AA/NR	1,153,010
1,105,000	5.000%, 12/01/36	Aa1/AA/NR	1,239,666
	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa1/BBB+/NR	3,493,080
	Surprise Utility System Senior Lien
	Obligations
470,000	5.000%, 07/01/33	NR/AA+/NR	550,215
	Total Utility		28,491,323

	Water/Sewer (6.9%)
	Gilbert Water Resource Municipal
	Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AAA	1,248,143
820,000	4.000%, 07/01/35	NR/AAA/AAA	857,212

13  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water/Sewer (continued)
	Glendale Water & Sewer Revenue
$2,000,000	5.000%, 07/01/28	A1/AA/NR	$2,263,480
500,000	5.000%, 07/01/28	A1/AA/NR	545,555
	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	Aa3/A+/NR	1,843,730
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA/NR	684,219
	Lake Havasu City Wastewater System
	Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,095,690
	Phoenix Civic Improvement Corp.
	Wastewater Revenue
500,000	5.000%, 07/01/35	Aa2/AA+/NR	569,390
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,756,980
	Phoenix Civic Improvement Corp.
	Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,241,295
	Pima Co. Sewer Revenue System
1,335,000	5.000%, 07/01/26	NR/AA/AA-	1,460,143
865,000	5.000%, 07/01/27	NR/AA/AA-	946,085
	Tucson Water Revenue System
1,000,000	5.000%, 07/01/32	Aa2/AA/AA	1,136,340
	Yuma Municipal Property Corp. Utility
	System
1,700,000	5.000%, 07/01/28	A1/A+/AA-	1,926,185
	Total Water/Sewer		17,574,447
	Total Revenue Bonds		184,223,308

	Pre-Refunded Bonds (7.3%)††
	Pre-Refunded General Obligation
	Bonds (2.4%)
	County (0.8%)
	Maricopa Co. Community College
	District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,031,420

14  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	Pre-Refunded General Obligation
	Bonds (continued)
	School District (1.6%)
	Coconino & Yavapai Counties Joint
	Unified School District No. 9 Sedona
$1,000,000	5.375%, 07/01/28	Aa2/A+/NR	$1,025,480
	Maricopa Co. Elementary School
	District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	287,108
	Maricopa Co. Unified School District
	No. 48 (Scottsdale)
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,609,275
	Pima Co. Unified School District No. 8
	(Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,057,280
	Total School District		3,979,143
	Total Pre-Refunded
	General Obligation Bonds		6,010,563

	Pre-Refunded Revenue Bonds (4.9%)
	Excise Tax (1.4%)
	Casa Grande Excise Tax
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,456,984
	Gilbert Public Facilities Municipal
	Property Corp.
850,000	5.000%, 07/01/23	Aa1/AA+/NR	869,627
1,250,000	5.000%, 07/01/24	Aa1/AA+/NR	1,278,863
	Total Excise Tax		3,605,474

	Hospital (2.6%)
	Arizona Health Facilities Authority
	(Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,556,850
	Maricopa Co. Hospital Revenue (Sun
	Health)
1,500,000	5.000%, 04/01/25	NR/NR/NR*	1,630,920
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,412,640
	University Medical Center
	Hospital Revenue
910,000	6.500%, 07/01/39	NR/NR/NR*	940,394
	Total Hospital		6,540,804

15  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal	Pre-Refunded Revenue Bonds	Moody's, S&P
Amount	(continued)	and Fitch	Value

	Utility (0.1%)
	Pinal Co. Electrical District No. 3,
	Electrical System Revenue
	Refunding
$250,000	5.250%, 07/01/36	NR/A/NR	$271,188

	Water/Sewer (0.8%)
	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA/AA-	2,156,200
	Total Pre-Refunded Revenue Bonds		12,573,666
	Total Pre-Refunded Bonds		18,584,229
	Total Municipal Bonds (cost
	$245,462,630)		250,579,076

Shares	Short-Term Investment (1.0%)

	Dreyfus Treasury & Agency Cash
	Management - Institutional Shares,
2,527,983	1.96%** (cost $2,527,983)	Aaa-mf/AAAm/NR	2,527,983

	Total Investments (cost $247,990,613
	note 4)	99.9%	253,107,059
	Other assets less liabilities	0.1	348,098
	Net Assets	100.0%	$253,455,157

16  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

Percentage of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P or Fitch	8.4%
Pre-refunded bonds††	7.4
Aa of Moody's or AA of S&P or Fitch	55.3
A of Moody's or S&P or Fitch	25.0
Baa of Moody's or BBB of S&P	3.0
Not Rated*	0.9
100.0%

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

17  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSROs. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds secured by an escrow account, comprised of U.S. Government Obligations (unless otherwise noted), to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

Note:	144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

18  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018 (unaudited)

ASSET
Investments at value (cost $247,990,613)	$253,107,059
Interest recievable	2,900,973
Receivable for Fund Shares sold	553,426
Other assets	17,360
Total assets	256,578,818

LIABILITIES
Payable for Trust shares redeemed	2,395,113
Payable for investment securities purchased	466,916
Dividends payable	145,480
Management fee payable	84,613
Distribution and service fees payable	465
Accrued expenses	31,074
Total liabilities	3,123,661
NET ASSETS	$253,455,157

Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$244,419
Additional paid-in capital	247,250,721
Net unrealized appreciation on investments (note 4)	5,116,446
Accumulated net realized gain on investments	446,567
Undistributed net investment income	397,004
	$253,455,157
CLASS A
Net Assets	$205,841,386
Capital shares outstanding	19,854,820
Net asset value and redemption price per share	$10.37
Maximum offering price per share (100/96 of $10.37)	$10.80

CLASS C
Net Assets	$10,762,024
Capital shares outstanding	1,038,340
Net asset value and offering price per share	$10.36
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$10.36	*

CLASS Y
Net Assets	$36,851,747
Capital shares outstanding	3,548,724
Net asset value, offering and redemption price per share	$10.38

See accompanying notes to financial statements.

19  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER, 30, 2018 (unaudited)

Investment Income
Interest income		$4,591,587
Expenses
Investment Adviser fee (note 3)	$532,932
Distribution and service fee (note 3)	220,454
Legal fees	49,741
Transfer and shareholder servicing agent fees	47,833
Trustees’ fees and expenses (note 7)	44,469
Registration fees and dues	17,113
Shareholders’ reports	15,377
Auditing and tax fees	11,494
Insurance	5,887
Custodian fees	5,818
Chief compliance officer services (note 3)	5,572
Miscellaneous	31,432
Total expenses		988,122
Net investment income		3,603,465

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities
transactions	(86,473)
Change in unrealized appreciation on
investments	(2,459,437)

Net realized and unrealized gain
on investments		(2,545,910)
Net change in net assets resulting from
operations		$1,057,555

See accompanying notes to financial statements.

20  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(unaudited)	March 31, 2018

OPERATIONS
Net investment income	$3,603,465	$7,878,832
Realized gain (loss) from securities transactions	(86,473)	548,020
Change in unrealized appreciation on investments	(2,459,437)	(3,059,562)
Change in net assets resulting from operations	1,057,555	5,367,290

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(2,892,008)	(6,207,823)
Net realized gain on investments	—	(488,819)

Class C Shares:
Net investment income	(118,469)	(311,088)
Net realized gain on investments	—	(33,758)

Class Y Shares:
Net investment income	(561,390)	(1,263,636)
Net realized gain on investments	—	(95,432)
Change in net assets from distributions	(3,571,867)	(8,400,556)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	16,965,019	35,644,624
Reinvested dividends and distributions	2,712,864	6,952,908
Cost of shares redeemed	(37,041,999)	(53,987,586)
Change in net assets from capital share
transactions	(17,364,116)	(11,390,054)

Change in net assets	(19,878,428)	(14,423,320)

NET ASSETS:
Beginning of period	273,333,585	287,756,905
End of period*	$253,455,157	$273,333,585

*Includes undistributed net investment of:	$397,004	$365,406

See accompanying notes to financial statements.

21  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018 (unaudited)

1. Organization

     Aquila Tax-Free Trust of Arizona (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Trust of Arizona), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business Trust and commenced operations on March 13, 1986. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

22  | Aquila Tax-Free Fund of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2018:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices — Short-Term Investment	$2,527,983
Level 2 – Other Significant Observable	250,579,076
Inputs — Municipal Bonds*
Level 3 – Significant Unobservable Inputs	—
Total	$253,107,059

*	See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2015 –2017) or expected to be taken in the Fund’s 2018 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

23  | Aquila Tax-Free Fund of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2018, the Fund decreased accumulated net realized gain on investments $14,952 and increased undistributed net investment income by $14,952. These reclassifications had no effect on net assets or net asset value per share.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Fund’s net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act).

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2018, distribution fees on Class A Shares amounted to $156,416, of which the Distributor retained $16,813.

24  | Aquila Tax-Free Fund of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $48,029. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, these payments amounted to $16,009. The total of these payments with respect to Class C Shares amounted to $64,038, of which the Distributor retained $15,899.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2018, total commissions on sales of Class A Shares amounted to $30,945, of which the Distributor received $6,778.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2018, purchases of securities and proceeds from the sales of securities aggregated $42,191,373 and $56,933,246, respectively.

     At September 30, 2018, the aggregate tax cost for all securities was $247,625,091. At September 30, 2018, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $6,987,670 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,505,702 for a net unrealized appreciation of $5,481,968.

25  | Aquila Tax-Free Fund of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At September 30, 2018, the Fund had all of its assets invested in the securities of Arizona issuers.

6. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended
	September 30, 2018		Year Ended
	(unaudited)		March 31, 2018
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	881,683	$9,200,253	1,997,792	$21,297,733
Reinvested dividends and
distributions	206,947	2,159,749	522,596	5,562,124
Cost of shares redeemed	(2,099,903)	(21,902,379)	(3,244,027)	(34,525,446)
Net change	(1,011,273)	(10,542,377)	(723,639)	(7,665,589)
Class C Shares:
Proceeds from shares sold	122,711	1,280,845	153,696	1,638,103
Reinvested dividends and
distributions	10,019	104,513	28,709	305,576
Cost of shares redeemed	(436,126)	(4,546,678)	(461,728)	(4,913,281)
Net change	(303,396)	(3,161,320)	(279,323)	(2,969,602)
Class Y Shares:
Proceeds from shares sold	620,466	6,483,921	1,191,712	12,708,788
Reinvested dividends and
distributions	42,922	448,602	101,862	1,085,208
Cost of shares redeemed	(1,012,100)	(10,592,942)	(1,367,022)	(14,548,859)
Net change	(348,712)	(3,660,419)	(73,448)	(754,863)
Total transactions in Trust
shares	(1,663,381)	$(17,364,116)	(1,076,410)	$(11,390,054)

26  | Aquila Tax-Free Fund of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

7. Trustees’ Fees and Expenses

     At September 30, 2018, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2018 was $38,155. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2018, such meeting-related expenses amounted to $6,314.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Net tax-exempt income	$7,663,672	$8,712,215
Ordinary Income	118,875	12,032
Long-term capital gains	618,009	414,172
	$8,400,556	$9,138,419

27  | Aquila Tax-Free Fund of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     As of March 31, 2018, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$432,085
Undistributed net realized gain on investments	602,393
Unrealized appreciation	7,636,449
Post October losses	(69,352)
Other temporary differences	(127,246)
$8,474,329

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid, the tax treatment of market discount amortization, and the deduction of distributions payable.

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds have been parties to a $40 million credit agreement, which currently terminates on August 28, 2019 (per the August 29, 2018 amendment). In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended September 30, 2018.

28  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A

	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.47		$10.58	$10.95	$10.98	$10.63	$10.97
Income (loss) from investment operations:
Net investment income(1)	0.14		0.30	0.32	0.37	0.38	0.38
Net gain (loss) on securities
(both realized and unrealized)	(0.10)		(0.10)	(0.36)	(0.03)	0.35	(0.34)
Total from investment operations	0.04		0.20	(0.04)	0.34	0.73	0.04
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.29)	(0.32)	(0.35)	(0.38)	(0.37)
Distributions from capital gains	—		(0.02)	(0.01)	(0.02)	—	(0.01)
Total distributions	(0.14)		(0.31)	(0.33)	(0.37)	(0.38)	(0.38)
Net asset value, end of period	$10.37		$10.47	$10.58	$10.95	$10.98	$10.63
Total return (not reflecting sales charge)	0.39	%(3)	1.93%	(0.42)%	3.20%	6.92%	0.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$206		$218	$229	$242	$234	$229
Ratio of expenses to average net assets	0.72	%(4)	0.69%	0.70%	0.71%	0.73%	0.78	%(2)
Ratio of net investment income to
average net assets	2.72	%(4)	2.77%	2.96%	3.36%	3.49%	0.59	%(2)
Portfolio turnover rate	16	%(3)	16%	19%	10%	14%	10%

_____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.73% and 3.64%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

29  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C

	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.47		$10.58	$10.95	$10.98	$10.63	$10.97
Income (loss) from investment operations:
Net investment income(1)	0.10		0.20	0.23	0.28	0.29	0.29
Net gain (loss) on securities
(both realized and unrealized)	(0.11)		(0.09)	(0.37)	(0.03)	0.34	(0.34)
Total from investment operations	(0.01)		0.11	(0.14)	0.25	0.63	(0.05)
Less distributions (note 9):
Dividends from net investment income	(0.10)		(0.20)	(0.22)	(0.26)	(0.28)	(0.28)
Distributions from capital gains	—		(0.02)	(0.01)	(0.02)	—	(0.01)
Total distributions	(0.10)		(0.22)	(0.23)	(0.28)	(0.28)	(0.29)
Net asset value, end of period	$10.36		$10.47	$10.58	$10.95	$10.98	$10.63
Total return (not reflecting sales charge)	(0.13	)%(3)	1.06%	(1.26)%	2.34%	6.02%	(0.36)%
Ratios/supplemental data
Net assets, end of period (in millions)	$11		$14	$17	$18	$18	$16
Ratio of expenses to average net assets	1.57	%(4)	1.54%	1.55%	1.56%	1.58%	1.63	%(2)
Ratio of net investment income to
average net assets	1.87	%(4)	1.92%	2.11%	2.51%	2.63%	2.74	%(2)
Portfolio turnover rate	16	%(3)	16%	19%	10%	14%	10%

_____________________

(1)	Per share amounts have been calculated using the daily average shares method.

(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.58% and 2.79%, respectively, for the year ended March 31, 2014.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

30  | Aquila Tax-Free Fund of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y

	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.49		$10.60	$10.97	$11.00	$10.65	$10.99
Income (loss) from investment operations:
Net investment income(1)	0.15		0.31	0.34	0.38	0.40	0.40
Net gain (loss) on securities
(both realized and unrealized)	(0.11)		(0.09)	(0.37)	(0.02)	0.34	(0.34)
Total from investment operations	0.04		0.22	(0.03)	0.36	0.74	0.06
Less distributions (note 9):
Dividends from net investment income	(0.15)		(0.31)	(0.33)	(0.37)	(0.39)	(0.39)
Distributions from capital gains	—		(0.02)	(0.01)	(0.02)	—	(0.01)
Total distributions	(0.15)		(0.33)	(0.34)	(0.39)	(0.39)	(0.40)
Net asset value, end of period	$10.38		$10.49	$10.60	$10.97	$11.00	$10.65
Total return (not reflecting sales charge)	0.37	%(3)	2.08%	(0.26)%	3.38%	7.07%	0.64%
Ratios/supplemental data
Net assets, end of period (in millions)	$37		$41	$42	$41	$27	$20
Ratio of expenses to average net assets	0.58	%(4)	0.55%	0.55%	0.56%	0.58%	0.63	%(2)
Ratio of net investment income to
average net assets	2.87	%(4)	2.92%	3.11%	3.49%	3.63%	3.74	%(2)
Portfolio turnover rate	16	%(3)	16%	19%	10%	14%	10%

_____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.58% and 3.79%, respectively, for the year ended March 31, 2014.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

31  | Aquila Tax-Free Fund of Arizona

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2018. The independent Trustees met telephonically on August 13, 2018 and in person on September 15, 2018 to review and discuss the contract review materials.  The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

     At the meeting held on September 15, 2018, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Trust present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2019. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Trust and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Trust. The Manager has employed Messrs. Tony Tanner, James Thompson and Royden Durham as portfolio managers for the Trust and has established facilities and capabilities for credit analysis of the Trust’s portfolio securities. The Trustees noted that Mr. Tanner replaced Mr. Todd Curtis, as the Trust’s lead portfolio manager, upon Mr. Curtis’ retirement, effective April 30, 2018, and further noted that Mr. Tanner, a 30-year veteran in the financial services industry, has worked in the Arizona wealth community for the past 15 years. They considered that Mr. Tanner, the Trust’s lead portfolio manager, is based in Phoenix, Arizona and that he has a comprehensive understanding regarding the economy of the State of Arizona and the securities in which the Trust invests, including those securities with less than the highest ratings from the rating agencies.

32  | Aquila Tax-Free Fund of Arizona

     The Trustees noted that the Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Trust’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust

     The Trustees reviewed the Trust’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (five Arizona intermediate and long municipal bond funds, as classified by Morningstar, that charge a front-end sales charge);

•	the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was lower than the average annual total return of the funds in the Peer Group for each of the one, three, five and ten-year periods ended June 30, 2018. The Trustees also considered that, as reflected in the Consultant’s Report, the Trust’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2018, as well as the benchmark index for each of the one, three, five and ten-year periods ended June 30, 2018. The Trustees noted that the Trust invests primarily in municipal obligations issued by the State of Arizona, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Trust’s benchmark index includes, municipal bonds of issuers throughout the United States. The Trustees also noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Trust’s standard deviation, a measure of volatility, was in the third quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2018. The Trustees further noted that the Trust’s Sharpe ratio was in the second quintile for the three-year period and the first quintile for the five-year period, both ended June 30, 2018, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

33  | Aquila Tax-Free Fund of Arizona

     The Trustees considered the Trust’s investment performance to be consistent with the investment objectives of the Trust. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Trust Expenses

     The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Trust’s contractual advisory fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels up to $5 billion).

     The Trustees noted that the Trust’s actual management fee was only 0.01% higher than the average actual management fee of the funds in the Peer Group (after giving effect to fee waivers in effect for those funds) but lower than the average actual management fee of the funds in the Product Category for Expenses (after giving effect to fee waivers in effect for those funds). They noted that the Trust’s expenses were less than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds).

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Trust. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those funds.

     The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Manager to the Trust.

Profitability

     The Trustees received materials from each of the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Trust, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Trust. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

34  | Aquila Tax-Free Fund of Arizona

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the management of the Trust. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. TheTrustees concluded that profitability to the Manager with respect to the advisory services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing theTrust. TheTrustees considered that the materials indicated that the Trust’s fees are already generally lower than those of its peers, including those with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Trust

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

35  | Aquila Tax-Free Fund of Arizona

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/18 –	Value	4/1/18 –	Expense
Class	4/1/18	9/30/18	9/30/18	9/30/18	9/30/18	Ratio
A	$1,000	$1,003.90	$3.62	$1,021.46	$3.65	0.72%
C	$1,000	$ 998.70	$7.87	$1,017.20	$7.94	1.57%
Y	$1,000	$1,003.70	$2.91	$1,022.16	$2.94	0.58%
(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

36  | Aquila Tax-Free Fund of Arizona

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Fund publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2018, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2018, $7,663,672 of dividends paid by Aquila Tax-Free Trust of Arizona, constituting 91.2% of total dividends paid, were exempt-interest dividends, and $618,009 of dividends paid by the Fund constituting 7.4% of total dividends paid were capital gains; and the balance was ordinary income.

     Prior to February 15, 2019, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2018 calendar year.

37  | Aquila Tax-Free Fund of Arizona

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Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees

Thomas A. Christopher, Chair

Diana P. Herrmann, Vice Chair

Ernest Calderón

Gary C. Cornia

Grady Gammage, Jr.

Glenn P. O’Flaherty

James R. Ramsey

Laureen L. White

Officers

     Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President

and Secretary

Anthony A. Tanner, Vice President and

Lead Portfolio Manager

Royden P. Durham, Vice President and

Portfolio Manager

James T. Thompson, Vice President and

Portfolio Manager

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
December 10, 2018

By:	/s/ Joseph P. DiMaggio
December 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
December 10, 2018

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 10, 2018

AQUILA MUNICIPAL TRUST

EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.